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ANNUAL REPORT - NOVEMBER 30, 1998

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              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following report on the Anchor
              Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. Fiscal 1998, representing the 12 months ended November 30, 1998, provided a study in contrasts for the financial markets. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC OVERVIEW

                In our report to you six months ago, CRMC remarked that, with investors mostly sanguine about the Asian crisis, stock prices in most major markets soared to impressive heights. Almost immediately afterward, the tide turned dramatically. Investors grew skittish when it became increasingly apparent that Asia's difficulties had deeper roots than suspected and had begun to spread. As fresh currency turmoil beset first Russia and then Latin America, global stock markets plummeted. Standard & Poor's 500 Composite Index, an unmanaged proxy for the largest U.S. stocks, fell almost 20% from mid-July 1998 to the end of August 1998, while international stocks and those of smaller companies retreated as well. Then, just as investors began to be resigned to a gloomy winter, stock markets staged a turnaround, rising from the ashes of the summer downturn to regain most or all of their lost ground.

                Most major markets finished the fiscal year higher than where they began, but the fits and starts of the past year may have been a warning sign about what may lie ahead. Indeed, there are indications that the fallout of the global slowdown has begun to impact our record peacetime expansion. Although the U.S. economy continues to expand, it is doing so at a less vigorous pace than in recent years. Shrinking demand in Asia and the arrival of low-cost imports to the U.S. have begun to soften corporate earnings. While this is keeping inflation fears at bay and interest rates low, the net effect is a less buoyant U.S. economy. Meanwhile, it remains to be seen whether the historic impeachment proceedings in Washington will have repercussions on financial markets.

                One of the benefits of investing for the long term is that it allows CRMC to make carefully reasoned judgments rather than react emotionally. As CRMC evaluates events, it tries to be mindful not only of the immediate consequences, but of the underlying patterns that may influence the fortunes of the companies and regions in which CRMC invests on your behalf.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES was the fund's biggest gainer, increasing
              25.2% for the 12 months ended November 30. The series' primary objective is growth of capital, and CRMC is pleased to note that the majority of holdings appreciated strongly in price. That was especially true for media-related companies. Cable television providers such as Cablevision Systems Corp. and Telecommunications, Inc., TCI Ventures Group have emerged from a difficult period of reregulation, while entertainment conglomerates such as Viacom and Time Warner consolidated gains from recent mergers and acquisitions. At the other end of the spectrum, a number of technology companies are still struggling with reduced demand from Asia and an inventory "correction" working its way through the industry.


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              Silicon Graphics, LSI Logic and National Semiconductor ended the year lower, extending earlier declines. Not all technology companies declined, however. Amid signs that demand may be picking up, stock prices rose for Micron Technology. At fiscal year-end, 89% of the portfolio was held in the stocks of 121 companies, with the balance in cash and short-term investments.

                THE INTERNATIONAL SERIES rose 14.6% for fiscal 1998, mostly on the strength of its Europe-based investments. Stock prices in Europe fed off a heady combination of strong corporate earnings, a wave of merger announcements and optimism about the upcoming monetary union. Despite the frenzied selling that hobbled markets in late summer, losses were more than offset by gains made during the rest of the year. Telecommunications-related issues once again posted extraordinary increases. Among the series' larger holdings, these included the Scandinavian mobile phone giants Nokia and Ericsson as well as service providers Deutsche Telekom and Spain's Telefonica de Espana. On the other side of the ledger, a number of Japanese and Latin American securities in the series declined in price. CRMC has trimmed exposure to the latter to 5% of net assets from 8% a year ago. Among companies that were sold were Telecommunicacoes Brasileiras and ELETROBRAS, two long-time Brazilian holdings that have made considerable contributions to past results.

                THE GROWTH-INCOME SERIES continued to do well, posting a
              12-month increase of 15.1%. The series, which emphasizes established U.S. companies with the potential for rising dividends, was generally well-served by a robust economic environment. Consumer spending rose, boosting revenues for retailers; inflation hovered around 1.5%, keeping interest rates low, and a spate of well-publicized merger announcements helped inspire optimism among investors about the direction of stock prices. Oracle became the series' single-largest holding when it was added to near its low in October. Texas Instruments, another large holding in the series, was up 55% for the year. The health & personal care industry constitutes a series mainstay; performers in this category included Schering-Plough and Merck. Other areas that did well were telephone service providers and broadcasting companies. The series was restrained by its fairly large positions in chemical, energy and paper stocks, industries that have seen profits contract as the difficulties in Asia deepened. Overall, nearly 30 industries and 162 companies are represented in the series. About 14% is held in cash and short-term investments.

                THE ASSET ALLOCATION SERIES had a 9.3% return for the year. The series is managed as though it constitutes the complete portfolio of a prudent investor, with a balanced combination of carefully selected securities from all three major asset classes. At fiscal year-end, 61% of net assets were in stocks, 28% in bonds and 11% in cash and short-term investments, reflecting the relative growth potential of each market. The equity portion comprises stocks of 60 companies in a wide range of industries. Among larger positions, gainers included Rentokil and IBM. A number of larger holdings declined in price, however, trimming overall returns somewhat. These included Citigroup, the entity created from the recent merger of Citicorp and Travelers; Praxair a producer of industrial gases, and Atlantic Richfield, which was hurt by falling oil prices. The bond component is invested in a combination of U.S. Treasuries, federal agency obligations and corporate bonds. With most of the appreciation in the bond market occurring on the longer end of the yield curve, CRMC extended the average effective maturity of the bonds in the series to take advantage of the rise in prices. (The longer a bond's maturity, the more sensitive it

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              tends to be to interest-rate changes.) On November 30, the series'
              average maturity was 8.9 years.

                THE HIGH-YIELD BOND SERIES posted a small 3.2% gain. After a long span of extraordinary returns, lower-rated bonds suffered a setback in the latter half of the year. These instruments occupy a unique position in the fixed-income universe. They are sensitive not only to interest-rate swings, but also to the rise and fall of a company's fortunes. In that regard, they share many of the characteristics of stocks and were thus plagued by some of the same fundamental concerns that bedeviled equity prices in late summer -- fears of recession, slowing revenues, tighter profit margins and the increased possibility of default. In that environment, demand for lower-rated bonds all but evaporated. The series was not immune to the decline -- the downturn was indiscriminate, taking down many fundamentally healthy issuers -- it did bring a number of promising securities within an attractive price range. At the time of this writing, CRMC believes a recovery may be under way as the sector rallied in November on the heels of the Federal Reserve's interest-rate cuts and the ease with which securities are traded has improved sharply.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES made substantial progress, increasing 8.7% for the 12 months. U.S. Treasury securities moved higher as anxious investors clamored for the relative safety of dollar-denominated government bonds. Prices received an additional boost from a budget surplus that has slowed the pace of bond issuance by the federal government, leading to a shrinking supply of securities in the face of renewed demand. With scant evidence of inflation on the economic horizon, yields on 30-year Treasuries, which serve as the primary benchmark for U.S. interest rates, dropped from 6.0%-plus at the beginning of the period to 5.08% at its close. (Bond prices and yields move in opposite directions.) Meanwhile, mortgage-backed securities, which account for about 59% of the series, did less well during the year. Low interest rates and a strong economy led to a spate of refinancings and record reissuance of new securities last year, creating a surplus in the marketplace. That dampened prices somewhat, but it also offered buying opportunities, and CRMC has been adding selectively to the series' mortgage holdings.

                THE CASH MANAGEMENT SERIES provided investors with a 5.0%
              return. The Fed lowered short-term rates three times this fall in an effort to loosen credit markets and stave off recessionary pressures caused by weakness abroad. Managed for relative stability and a reasonable rate of return, the series can be an important diversification tool as well as a base from which to make investments into other series in the fund. The series maintains a high-quality orientation by concentrating its assets in top-grade commercial paper (short-term loans to major, well-known corporations), all of which carry the highest credit ratings from Moody's or Standard & Poor's, and federal agency discount notes (short-term loans to federal government agencies).

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                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.

              Sincerely,

              /s/ ELI BROAD
              -----------------------------------------------
              Eli Broad
              Chairman, President and Chief Executive Officer,
              Anchor National Life Insurance Company

              January 15, 1999

              -----------------------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.

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    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                                          VALUE
                       COMMON STOCK -- 88.1%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 29.9%
                       Aerospace & Military Technology -- 0.2%
                       Gulfstream Aerospace Corp.+.................................       40,000         $  2,055

                       Data Processing & Reproduction -- 11.2%
                       Adobe Systems, Inc. ........................................      155,000            6,936
                       Ascend Communications, Inc.+................................      164,500            9,243
                       Compaq Computer Corp. ......................................      277,500            9,019
                       Computer Associates International, Inc. ....................       40,000            1,770
                       Data General Corp.+.........................................      200,000            3,625
                       Gateway 2000, Inc.+.........................................       30,000            1,684
                       Lexmark International Group, Inc., Class A+.................       30,000            2,291
                       Mentor Graphics Corp. +.....................................      120,000            1,035
                       Microsoft Corp.+............................................       50,000            6,100
                       Oracle Corp.+...............................................      440,000           15,070
                       PeopleSoft, Inc. +..........................................      530,000           10,898
                       Siebel Systems, Inc.+.......................................        1,032               25
                       Silicon Graphics, Inc.+.....................................      500,000            6,125
                       Solectron Corp.+............................................      260,000           17,209
                       Structural Dynamics Research Corp.+.........................      150,000            2,616

                       Electrical & Electronics -- 1.4%
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........      240,000            6,630
                       General Instrument Corp.+...................................      100,000            2,812
                       Northern Telecom Ltd. ......................................       45,000            2,101

                       Electronic Components -- 15.6%
                       Adaptec, Inc.+..............................................      380,000            6,175
                       ADC Telecommunications, Inc.+...............................      115,000            3,436
                       Altera Corp.+...............................................      340,000           16,681
                       Analog Devices, Inc.+.......................................      486,666            9,946
                       Intel Corp. ................................................      176,200           18,963
                       LSI Logic Corp.+............................................      200,000            3,100
                       Microchip Technology, Inc.+.................................      205,000            7,137
                       Micron Technology, Inc.+....................................      117,100            4,838
                       Newbridge Networks Corp.+...................................      100,000            2,925
                       Park Electrochemical Corp. .................................      187,200            3,592
                       Quantum Corp.+..............................................      110,000            2,434
                       Rogers Corp.+...............................................      109,200            2,962
                       SCI Systems, Inc.+..........................................      240,000           11,670
                       Texas Instruments, Inc. ....................................      411,000           31,390
                       Xilinx, Inc.+...............................................      100,000            5,075

                       Electronic Instruments -- 1.2%
                       Applied Materials, Inc.+....................................      270,000           10,463

                       Energy Equipment -- 0.3%
                       Baker Hughes, Inc. .........................................       25,500              467
                       Schlumberger Ltd. ..........................................       40,000            1,787
                                                                                                         --------
                                                                                                          250,285
                                                                                                         --------

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
                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 4.5%
                       Beverages & Tobacco -- 1.3%
                       PepsiCo, Inc. ..............................................       40,000         $  1,547
                       Philip Morris Cos., Inc. ...................................      160,000            8,950

                       Food & Household Products -- 0.3%
                       Dole Food, Inc. ............................................       40,000            1,265
                       Keebler Foods Co.+..........................................       40,000            1,348

                       Health & Personal Care -- 2.2%
                       BioChem Pharma, Inc.+.......................................       60,000            1,462
                       Forest Labs, Inc.+..........................................       45,000            2,098
                       Guidant Corp. ..............................................       50,000            4,291
                       Omnicare, Inc. .............................................       30,000              859
                       Pfizer, Inc. ...............................................       15,000            1,674
                       Pharmacia & Upjohn, Inc. ...................................       58,000            3,020
                       Sepracor, Inc.+.............................................       27,500            2,282
                       Warner-Lambert Co. .........................................       40,000            3,020

                       Recreation & Other Consumer Products -- 0.2%
                       Hasbro, Inc. ...............................................       44,100            1,546
                       Midway Games, Inc.+.........................................       55,100              562

                       Textiles & Apparel -- 0.5%
                       Nike, Inc., Class B.........................................      100,000            4,000
                                                                                                         --------
                                                                                                           37,924
                                                                                                         --------
                       ENERGY -- 1.0%
                       Energy Sources -- 1.0%
                       Enterprise Oil PLC ADR......................................      300,000            1,648
                       Murphy Oil Corp. ...........................................       80,000            3,190
                       Oryx Energy Co.+............................................       75,000            1,036
                       Pogo Producing Co. .........................................       86,500            1,006
                       Talisman Energy, Inc.+......................................       40,000              697
                       Total SA ADR................................................       20,000            1,222
                                                                                                         --------
                                                                                                            8,799
                                                                                                         --------
                       FINANCE -- 6.9%
                       Banking -- 2.1%
                       Charter One Financial, Inc. ................................      184,999            5,492
                       M & T Bank Corp. ...........................................        3,500            1,745
                       Washington Mutual, Inc. ....................................      145,000            5,619
                       Wells Fargo Co. ............................................      125,000            4,500

                       Financial Services -- 1.6%
                       Capital One Financial Corp. ................................       20,000            2,200
                       Federal National Mortgage Association.......................       95,000            6,911
                       Household International, Inc. ..............................      110,000            4,304

                       Insurance -- 3.2%
                       American International Group, Inc. .........................       90,000            8,460
                       EXEL Ltd., Class A..........................................      130,000            9,766
                       MGIC Investment Corp. ......................................       85,000            3,735
                       Transatlantic Holdings, Inc. ...............................       60,000            4,560
                                                                                                         --------
                                                                                                           57,292
                                                                                                         --------

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
                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS -- 2.3%
                       Chemicals -- 1.7%
                       Air Products & Chemicals, Inc. .............................      100,000         $  3,813
                       Monsanto Co. ...............................................       84,000            3,806
                       Praxair, Inc. ..............................................       35,000            1,337
                       Valspar Corp. ..............................................      150,000            4,987

                       Forest Products & Paper -- 0.6%
                       Sealed Air Corp.+...........................................      115,000            5,074
                                                                                                         --------
                                                                                                           19,017
                                                                                                         --------
                       SERVICES -- 41.5%
                       Broadcasting & Publishing -- 22.8%
                       BHC Communications, Inc., Class A...........................       55,821            6,224
                       Cablevision Systems Corp., Class A+.........................      280,000           11,585
                       Comcast Corp., Class A......................................      235,000           11,398
                       Cox Communications, Inc., Class A+..........................      253,200           13,341
                       Fox Entertainment Group, Inc., Class A+.....................      150,000            3,544
                       News Corp. Ltd. ADR, Inc. TCI...............................      680,000           19,040
                       Tele-Communications, Inc. Liberty Media Group, Series A+....      556,037           22,415
                       Tele-Communications, Inc., TCI Group, Series A+.............       96,081            4,059
                       Tele-Communications, Inc., TCI Ventures Group, Series A+....       27,212              539
                       Time Warner, Inc. ..........................................      478,750           50,628
                       USA Networks, Inc.+.........................................      356,500           11,252
                       Viacom, Inc., Class B+......................................      550,000           36,609

                       Business & Public Services -- 9.8%
                       Allied Waste Industries, Inc.+..............................      165,400            3,370
                       America Online, Inc.+.......................................       65,000            5,692
                       APAC Teleservices, Inc.+....................................       69,900              454
                       Avery Dennison Corp. .......................................       40,000            1,917
                       Cambridge Technology Partners, Inc.+........................      207,100            4,323
                       Cendant Corp.+..............................................    1,295,562           24,616
                       Columbia/HCA Healthcare Corp. ..............................      238,625            5,876
                       Concord EFS, Inc.+..........................................      140,000            4,454
                       FDX Corp.+..................................................      250,000           16,219
                       First Data Corp. ...........................................      100,000            2,669
                       TeleTech Holdings, Inc.+....................................       40,000              365
                       Universal Health Services, Inc., Class B....................       74,900            4,017
                       Waste Management, Inc. .....................................      190,586            8,171

                       Leisure & Tourism -- 2.5%
                       Carnival Corp., Class A.....................................       94,300            3,253
                       Disney (Walt) Co. ..........................................      200,000            6,438
                       King World Productions, Inc.+...............................      150,000            4,088
                       Mirage Resorts, Inc.+.......................................      445,000            6,619

                       Merchandising -- 1.8%
                       Cardinal Health, Inc., Class A..............................       55,500            3,809
                       Consolidated Stores Corp.+..................................      352,400            7,576
                       Limited, Inc. ..............................................       96,500            2,792
                       Venator Group, Inc.+........................................       77,800              613

                       Telecommunications -- 2.0%
                       AirTouch Communications, Inc.+..............................      195,000           11,151
                       MCI WorldCom, Inc.+.........................................       49,756            2,936
                       Paging Network, Inc.+.......................................      230,000            1,423
                       Teleglobe, Inc. ............................................       51,000            1,387

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
                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Airlines -- 2.6%
                       AMR Corp.+..................................................      140,000         $  9,231
                       Delta Airlines, Inc. .......................................       20,000            1,074
                       Southwest Airlines Co. .....................................      543,750           11,690
                                                                                                         --------
                                                                                                          346,857
                                                                                                         --------
                       OTHER COMMON STOCK -- 2.0%..................................                        16,694
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $465,744)..........................                       736,868
                                                                                                         --------

                                                                                                          VALUE
                       PREFERRED STOCK -- 1.0%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.0%
                       Broadcasting & Publishing -- 1.0%
                       News Corp. Ltd. ADR (cost $2,313)...........................      340,000            8,564
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $468,057).................                       745,432
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 11.2%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.3%
                       AI Credit Corp. 5.08% due 12/14/98..........................      $ 9,000            8,984
                       AI Credit Corp. 5.08% due 1/6/99............................        2,500            2,487
                       Duke Energy Co. 5.10% due 12/11/98..........................        7,400            7,390
                       International Lease Finance Corp. 5.00% due 1/19/99.........       10,000            9,932
                       Lucent Technologies, Inc. 5.10% due 12/14/98................        7,000            6,987
                       Monsanto Co. 5.15% due 2/12/99..............................       21,000           20,782
                       Motorola, Inc. 5.15% due 12/1/98............................        8,500            8,500
                       Motorola, Inc. 5.15% due 12/17/98...........................       10,000            9,977
                       Xerox Corp. 5.17% due 12/3/98...............................        2,500            2,499
                                                                                                         --------
                                                                                                           77,538
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 1.9%
                       Federal Home Loan Bank Discount Notes 4.80% due 12/2/98.....       14,300           14,298
                       Federal Home Loan Bank Discount Notes 5.00% due 1/13/99.....        1,500            1,491
                                                                                                         --------
                                                                                                           15,789
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $93,326)..................                        93,327
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $561,383)                                      100.3%                      838,759
                       Liabilities in excess of other assets --                (0.3)                       (2,404)
                                                                             ------                      --------
                       NET ASSETS --                                          100.0%                     $836,355
                                                                             ======                      ========

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements

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    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                                            VALUE
                       COMMON & PREFERRED STOCK -- 86.2%                                  SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       ARGENTINA -- 1.3%
                       Telefonica de Argentina SA ADR (Services)...................         75,400        $  2,441
                                                                                                          ---------

                       AUSTRALIA -- 6.0%
                       Brambles Industries Ltd. (Services).........................        100,000           2,451
                       Broken Hill Proprietary Co., Ltd. (Materials)...............        422,267           3,357
                       Coca-Cola Amatil Ltd. (Consumer Goods)......................        262,517             882
                       News Corp. Ltd. ADR (Services)..............................        100,000           2,800
                       Westpac Banking Corp. Ltd. (Finance)........................        306,514           2,045
                                                                                                          ---------
                                                                                                            11,535
                                                                                                          ---------

                       BRAZIL -- 0.4%
                       Centrais Geradoras do Sul do Brasil SA ADR (Energy).........         18,300             125
                       Companhia Paranaense De Energia -- Copel (Energy)...........    118,055,000             757
                                                                                                          ---------
                                                                                                               882
                                                                                                          ---------

                       CANADA -- 2.4%
                       Northern Telecom Ltd. (Capital Equipment)...................         94,000           4,389
                       Teck Corp., Class B (Materials).............................         40,000             271
                                                                                                          ---------
                                                                                                             4,660
                                                                                                          ---------

                       FINLAND -- 6.7%
                       Nokia (AB) OY, Series K (Capital Equipment).................         40,000           3,916
                       Nokia Corp., Class A ADR+ (Capital Equipment)...............         80,000           7,832
                       UPM-Kymmene Oyj (Materials).................................         48,000           1,256
                                                                                                          ---------
                                                                                                            13,004
                                                                                                          ---------

                       FRANCE -- 9.6%
                       Canal Plus (Services).......................................         13,500           3,102
                       Carrefour SA (Services).....................................          4,300           3,042
                       Peugeot SA (Consumer Goods).................................          6,700           1,060
                       Total SA, Class B (Energy)..................................         33,876           4,198
                       Vivendi SA (Services).......................................         32,000           7,233
                                                                                                          ---------
                                                                                                            18,635
                                                                                                          ---------

                       GERMANY -- 7.9%
                       Bayerische Motoren Werke AG (Consumer Goods)................          6,072           4,689
                       Bayerische Motoren Werke AG new shares (Consumer Goods).....          1,214             916
                       Bayerische Motoren Werke AG Preferred (Consumer Goods)......          2,604           1,205
                       Bayerische Motoren Werke AG NV, new shares Preferred
                         (Consumer Goods)..........................................            520             225
                       Deutsche Telekom AG (Services)..............................        296,000           8,305
                                                                                                          ---------
                                                                                                            15,340
                                                                                                          ---------

                       ITALY -- 3.2%
                       Telecom Italia Mobile SpA (Services)........................         64,800             273
                       Telecom Italia SpA+ (Services)..............................        954,100           5,958
                                                                                                          ---------
                                                                                                             6,231
                                                                                                          ---------

                                                           ---------------------

                                                                                                            VALUE
                       COMMON & PREFERRED STOCK (continued)                               SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       JAPAN -- 9.0%
                       Advantest Corp. (Capital Equipment).........................         33,000        $  2,202
                       Amway Japan Ltd. ADR (Services).............................         36,000             180
                       Fujitsu Ltd. (Capital Equipment)............................        180,000           2,078
                       Nintendo Co. Ltd. (Consumer Goods)..........................         11,000           1,019
                       Nippon Telegraph & Telephone Corp. (Services)...............            630           4,704
                       Rohm Co. Ltd. (Capital Equipment)...........................         20,000           1,688
                       Shohkoh Fund & Co. Ltd. (Consumer Goods)....................         17,100           5,635
                                                                                                          ---------
                                                                                                            17,506
                                                                                                          ---------

                       KOREA -- 0.4%
                       Korea Mobile Telecommunications Corp. (Services)............            370             258
                       LG Semiconductor Co.+ (Capital Equipment)...................         48,900             549
                       Samsung Electronics (Consumer Goods)........................          1,097              59
                                                                                                          ---------
                                                                                                               866
                                                                                                          ---------

                       LUXEMBOURG -- 1.0%
                       Safra Republic Holdings, Inc. (Finance).....................         40,000           1,920
                                                                                                          ---------

                       MEXICO -- 3.6%
                       Cemex SA+ (Capital Equipment)...............................        560,000           1,345
                       Cifra SA de CV (Services)...................................         49,461              61
                       Cifra SA de CV, Series C (Services).........................        195,500             239
                       Grupo Televisa SA de CV GDR+ (Services).....................         35,000             890
                       Telefonos de Mexico SA ADR (Services).......................         95,200           4,433
                                                                                                          ---------
                                                                                                             6,968
                                                                                                          ---------

                       NETHERLANDS -- 5.9%
                       AEGON NV (Finance)..........................................         35,000           3,744
                       Philips Electronics (Consumer Goods)........................         50,000           3,163
                       Vereenigde Ned Uitgevers (Services).........................        130,000           4,466
                                                                                                          ---------
                                                                                                            11,373
                                                                                                          ---------

                       NORWAY -- 1.4%
                       Orkla SA (Multi-industry)...................................        160,000           2,671
                                                                                                          ---------

                       SPAIN -- 3.6%
                       Telefonica de Espana SA (Services)..........................        146,881           6,899
                                                                                                          ---------

                       SWEDEN -- 5.0%
                       Astra AB, Class A (Consumer Goods)..........................        150,000           2,746
                       Ericsson LM Telecommunications Co., Class B (Capital
                         Equipment)................................................        190,400           5,288
                       Kinnevik, Series A (Multi-industry).........................         23,900             661
                       Kinnevik, Series B (Multi-industry).........................         15,000             426
                       Modern Times Group AB, Class A+ (Services)..................         23,900             305
                       Modern Times Group AB, Class B ADR+ (Services)..............          3,000             192
                                                                                                          ---------
                                                                                                             9,618
                                                                                                          ---------

                       SWITZERLAND -- 5.9%
                       Nestle SA+ (Consumer Goods).................................          1,250           2,596
                       Novartis AG (Consumer Goods)................................          1,954           3,667
                       Swisscom AG+ (Services).....................................         15,163           5,104
                                                                                                          ---------
                                                                                                            11,367
                                                                                                          ---------

---------------------

                                                                                                            VALUE
                       COMMON & PREFERRED STOCK (continued)                               SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 11.8%
                       Coca-Cola Beverage (Consumer Goods).........................        262,517        $    546
                       Dixons Group PLC (Services).................................        600,000           7,294
                       EMI Group (Consumer Goods)..................................        930,000           5,538
                       Guardian Royal Exchange PLC (Finance).......................        590,110           3,212
                       Orange PLC+ (Services)......................................        325,000           3,324
                       Scottish Power PLC (Energy).................................        132,240           1,402
                       Zeneca Group PLC (Consumer Goods)...........................         37,900           1,575
                                                                                                          ---------
                                                                                                            22,891
                                                                                                          ---------
                       OTHER COMMON STOCK -- 1.1%..................................                          2,134
                                                                                                          ---------
                       TOTAL COMMON & PREFERRED STOCK (cost $135,292)..............                        166,941
                                                                                                          ---------
                       RIGHTS -- 0.1%+
                       -----------------------------------------------------------------------------------------------
                       KOREA -- 0.1%
                       LG Semiconductor Co. (Capital Equipment) (cost $258)........         47,734             287
                                                                                                          ---------
                       TOTAL INVESTMENT SECURITIES (cost $135,550).................                        167,228
                                                                                                          ---------
                                                                                        PRINCIPAL
                                                                                          AMOUNT
                       SHORT-TERM SECURITIES -- 14.6%                                 (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 14.6%
                       Abbey National North America 5.22% due 1/13/99..............        $ 3,000             2,982
                       British Gas Capital, Inc. 5.25% due 2/11/99.................          4,000           3,958
                       Canada Government 5.32% due 12/01/98........................          2,500           2,500
                       Diageo Capital PLC 5.10% due 12/10/98.......................          3,000           2,996
                       Diageo Capital PLC 5.17% due 12/10/98.......................          1,200           1,199
                       General Electric Capital Corp. 5.45% due 12/01/98...........            885             885
                       International Lease Finance Corp. 5.19% due 1/14/99.........          3,650           3,627
                       Rio Tinto America, Inc. 5.15% due 1/08/99...................          4,400           4,376
                       Sony Capital Corp. 5.22% due 12/14/98.......................          3,200           3,194
                       Unilever Corp 5.00% due 12/04/98............................          2,500           2,499
                                                                                                          ---------
                       TOTAL SHORT-TERM SECURITIES (cost $28,215)..................                         28,216
                                                                                                          ---------

                       TOTAL INVESTMENTS --
                         (cost $163,765)                               100.9%       $195,444
                       Liabilities in excess of other
                         assets --                                      (0.9)         (1,681)
                                                                       -----        --------
                       NET ASSETS --                                   100.0%       $193,763
                                                                       =====        ========

              -----------------------------

              +  Non-income producing security

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

     [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                                          VALUE
                       COMMON STOCK -- 84.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 18.8%
                       Aerospace & Military Technology -- 2.2%
                       Boeing Co. .................................................       80,000        $  3,250
                       Raytheon Co., Class A.......................................       61,556           3,366
                       Raytheon Co., Class B.......................................       25,000           1,385
                       Sundstrand Corp.............................................      130,000           7,020
                       United Technologies Corp....................................       52,000           5,574

                       Data Processing & Reproduction -- 6.3%
                       3Com Corp.+.................................................      240,000           9,285
                       Adobe Systems, Inc..........................................       40,000           1,790
                       Cisco Systems, Inc.+........................................       50,000           3,769
                       Computer Associates International, Inc......................      150,000           6,637
                       Hewlett-Packard Co..........................................      100,000           6,275
                       Oracle Corp.+...............................................      397,300          13,608
                       Silicon Graphics, Inc.+.....................................      294,400           3,606
                       Xerox Corp. ................................................      114,300          12,287

                       Electrical & Electronics -- 2.2%
                       Nokia Corp., Class A ADR....................................       35,000           3,430
                       Northern Telecom Ltd........................................       82,800           3,866
                       Siemens AG..................................................       80,000           5,564
                       York International Corp. ...................................      184,400           7,745

                       Electronic Components -- 1.6%
                       Corning, Inc................................................       85,000           3,411
                       Intel Corp..................................................       30,000           3,229
                       Texas Instruments, Inc. ....................................      100,000           7,637

                       Electronic Instruments -- 1.9%
                       Applied Materials, Inc.+....................................      200,000           7,750
                       Perkin-Elmer Corp...........................................      100,000           9,325

                       Energy Equipment -- 1.1%
                       Baker Hughes, Inc...........................................      184,330           3,375
                       Schlumberger Ltd............................................      145,000           6,480

                       Industrial Components -- 0.7%
                       Dana Corp...................................................       50,000           1,950
                       Eaton Corp..................................................       70,000           4,782

                       Machinery & Engineering -- 2.8%
                       Caterpillar, Inc............................................       70,000           3,461
                       Deere & Co. ................................................      290,000          10,132
                       Ingersoll-Rand Co. .........................................      120,000           5,618
                       New Holland N.V.............................................      179,100           2,451
                       Pall Corp. .................................................      100,000           2,325
                       Parker-Hannifin Corp. ......................................       60,000           2,085
                                                                                                        ---------
                                                                                                         172,468
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 11.5%
                       Beverages & Tobacco -- 3.4%
                       Anheuser-Busch Cos., Inc....................................       70,000        $  4,244
                       PepsiCo, Inc................................................      150,000           5,803
                       Philip Morris Cos., Inc.....................................      225,000          12,586
                       Seagram Co. Ltd.............................................      150,000           5,147
                       UST, Inc....................................................      100,000           3,475

                       Food & Household Products -- 0.9%
                       Bestfoods...................................................       50,000           2,906
                       General Mills, Inc..........................................       75,000           5,663

                       Health & Personal Care -- 6.5%
                       Astra AB ADR................................................      200,000           3,700
                       Avon Products, Inc. ........................................      149,800           6,086
                       Glaxo Wellcome PLC ADR......................................      120,000           7,620
                       Guidant Corp................................................       40,000           3,432
                       Johnson & Johnson Co. ......................................       60,000           4,875
                       Kimberly-Clark Corp. .......................................      110,000           5,789
                       Merck & Co., Inc. ..........................................       50,000           7,744
                       Pfizer, Inc. ...............................................       50,000           5,581
                       Schering-Plough Corp. ......................................       75,000           7,978
                       Warner-Lambert Co. .........................................       80,000           6,040

                       Textiles & Apparel -- 0.7%
                       Nike, Inc., Class B.........................................       50,000           2,000
                       V.F. Corp. .................................................       90,000           4,415
                                                                                                        ---------
                                                                                                         105,084
                                                                                                        ---------
                       ENERGY -- 8.8%
                       Energy Sources -- 6.2%
                       Amoco Corp. ................................................      100,000           5,894
                       Ashland, Inc. ..............................................       48,800           2,373
                       Atlantic Richfield Co. .....................................      135,000           8,977
                       Conoco, Inc., Class A+......................................      132,000           3,127
                       Kerr-McGee Corp. ...........................................       50,000           1,975
                       Murphy Oil Corp. ...........................................       50,000           1,994
                       Noble Affiliates, Inc. .....................................      100,000           2,531
                       Norsk Hydro ASA ADR.........................................       50,000           1,831
                       Oryx Energy Co.+............................................      200,000           2,763
                       Pennzoil Co. ...............................................       50,000           1,856
                       Phillips Petroleum Co. .....................................       60,000           2,520
                       Pioneer Natural Resources Co. ..............................       18,600             246
                       Texaco, Inc. ...............................................       80,000           4,605
                       Ultramar Diamond Shamrock Corp.+............................      331,600           8,539
                       Valero Energy Corp. ........................................      360,000           7,560

                       Utilities: Electric, Gas & Water -- 2.6%
                       Ameren Corp. ...............................................      100,000           4,119
                       DPL, Inc. ..................................................      270,000           5,400
                       Duke Energy Corp. ..........................................       50,000           3,128
                       GPU, Inc. ..................................................      100,000           4,382
                       TECO Energy, Inc. ..........................................      150,000           4,031
                       Williams Cos., Inc. ........................................      104,400           3,008
                                                                                                        ---------
                                                                                                          80,859
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 10.7%
                       Banking -- 7.4%
                       Bank of New York Co., Inc. .................................      320,000        $ 10,960
                       Bank One Corp. .............................................       33,000           1,693
                       Bank Tokyo Mitsubishi Ltd ADR...............................      100,000           1,056
                       BankAmerica Corp. ..........................................       45,264           2,951
                       Chase Manhattan Corp. ......................................       70,000           4,441
                       First Union Corp. ..........................................      200,272          12,167
                       Huntington Bancshares, Inc. ................................       91,960           2,724
                       KeyCorp. ...................................................      170,000           5,217
                       Marshall & Ilsley Corp. ....................................      125,300           6,382
                       Morgan (J.P.) & Co., Inc. ..................................       30,000           3,206
                       Sakura Bank Ltd. ADR .......................................       35,000             980
                       SunTrust Banks, Inc. .......................................       50,000           3,491
                       Wells Fargo Co. ............................................      347,000          12,492

                       Financial Services -- 1.7%
                       Associates First Capital Corp., Class A.....................       15,536           1,210
                       Household International, Inc. ..............................      271,332          10,616
                       Transamerica Corp. .........................................       30,000           3,187

                       Insurance -- 1.6%
                       Aetna, Inc. ................................................       50,000           3,865
                       Allstate Corp. .............................................      100,000           4,075
                       General Reinsurance Corp.+..................................       16,500           3,853
                       MGIC Investment Corp.  .....................................       70,000           3,076
                                                                                                        ---------
                                                                                                          97,642
                                                                                                        ---------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       Industrial -- 0.4%
                       Crown, Cork & Seal Co., Inc. ...............................      100,000           3,375
                                                                                                        ---------

                       MATERIALS -- 10.9%
                       Chemicals -- 6.3%
                       Dow Chemical Co. ...........................................       30,000           2,921
                       du Pont (E.I.) de Nemours & Co. ............................       60,000           3,525
                       International Flavors & Fragrances, Inc. ...................      200,000           8,375
                       Mallinckrodt, Inc. .........................................      200,000           6,463
                       Millenium Chemicals, Inc. ..................................        8,400             201
                       Monsanto Co. ...............................................      350,000          15,859
                       Morton International, Inc. .................................      275,000           8,095
                       PPG Industries, Inc. .......................................       50,000           3,059
                       Praxair, Inc. ..............................................      168,800           6,446
                       Witco Corp. ................................................      120,000           2,288

                       Forest Products & Paper -- 3.7%
                       Bowater, Inc. ..............................................      160,000           6,320
                       Fort James Corp. ...........................................      125,000           4,891
                       Georgia Pacific Timber Group................................       30,000             690
                       Georgia-Pacific Corp. ......................................       65,000           3,689
                       International Paper Co. ....................................       80,000           3,475
                       Sonoco Products Co. ........................................      100,000           2,994
                       Union Camp Corp. ...........................................      140,000           9,056
                       Westvaco Corp. .............................................       60,000           1,687
                       Weyerhaeuser Co. ...........................................       25,000           1,253

                       Metals: Steel -- 0.2%
                       Allegheny Teldyne, Inc. ....................................      100,000           2,056

---------------------

                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 0.7%
                       Aluminum Co. of America.....................................       85,000        $  6,301
                                                                                                        ---------
                                                                                                          99,644
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.3%
                       Multi-Industry -- 1.3%
                       AlliedSignal, Inc. .........................................       80,000           3,520
                       FMC Corp.+..................................................       75,000           4,360
                       Textron, Inc. ..............................................       50,000           3,884
                                                                                                        ---------
                                                                                                          11,764
                                                                                                        ---------
                       REAL ESTATE -- 1.0%
                       Real Estate Companies -- 0.2%
                       Meditrust Co. ..............................................      125,000           1,899

                       Real Estate Investment Trusts -- 0.8%
                       Boston Properties, Inc. ....................................      150,000           4,734
                       Equity Residential Properties Trust.........................       60,000           2,539
                                                                                                        ---------
                                                                                                           9,172
                                                                                                        ---------
                       SERVICES -- 18.9%
                       Broadcasting & Publishing -- 5.8%
                       Fox Entertainment Group, Inc., Class A+.....................      150,000           3,544
                       Gannett Co., Inc. ..........................................       80,000           5,165
                       Harte Hanks Communications Co. .............................      400,000           9,450
                       Houston Industries, Inc. ...................................       70,000           6,440
                       Media General, Inc. ........................................       75,800           3,596
                       News Corp. Ltd. ADR.........................................      140,000           3,920
                       Tele-Communications, Inc. Liberty Media Group, Series A+....      150,000           6,047
                       Time Warner, Inc. ..........................................       50,000           5,287
                       Viacom, Inc., Class B+......................................      150,000           9,984

                       Business & Public Services -- 4.6%
                       Alexander & Baldwin, Inc. ..................................      180,000           4,140
                       Avery Dennison Corp. .......................................       25,500           1,223
                       Browning-Ferris Industries, Inc. ...........................      255,800           7,546
                       Cendant Corp.+..............................................      250,000           4,750
                       Electronic Data Systems Corp. ..............................      180,000           7,020
                       Hertz Corp., Class A........................................      100,000           3,675
                       Ikon Office Solutions, Inc. ................................      660,000           6,435
                       Pitney Bowes, Inc. .........................................       60,000           3,360
                       Waste Management, Inc. .....................................       79,750           3,419

                       Leisure & Tourism -- 0.6%
                       Disney (Walt) Co. ..........................................      180,000           5,794

                       Merchandising -- 3.1%
                       American Stores Co. ........................................       60,000           2,014
                       Circuit City Stores, Inc. ..................................      225,000           8,142
                       Federated Department Stores, Inc.+..........................      120,000           5,003
                       Lowe's Cos., Inc. ..........................................      100,000           4,225
                       Penney (J.C.), Inc. ........................................       25,000           1,375
                       Wal-Mart Stores, Inc. ......................................      100,000           7,531

                       Telecommunications -- 4.2%
                       AirTouch Communications, Inc.+..............................       81,013           4,633
                       Ameritech Corp. ............................................      150,000           8,119
                       AT&T Corp. .................................................      165,000          10,281
                       GTE Corp. ..................................................      164,800          10,218
                       SBC Communications, Inc. ...................................       40,000           1,917
                       U.S. West, Inc. ............................................       46,800           2,913

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (continued)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Rail & Road -- 0.6%
                       Norfolk Southern Corp. .....................................      195,000        $  5,923
                                                                                                        ---------
                                                                                                         173,089
                                                                                                        ---------
                       OTHER COMMON STOCK -- 2.4%..................................                       22,403
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $569,734)..........................                      775,500
                                                                                                        ---------

                       PREFERRED STOCK -- 0.2%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.2%
                       Broadcasting & Publishing -- 0.2%
                       News Corp. Ltd. ADR (cost $1,044)...........................       80,000           2,015
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       CONVERTIBLE BONDS -- 1.0%                                     (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.7%
                       Health & Personal Care -- 0.7%
                       Sepracor, Inc. 6.25% 2005#..................................    $   3,650           6,898
                                                                                                        ---------
                       SERVICES -- 0.3%
                       Business & Public Services -- 0.3%
                       CUC International, Inc. 3.00% 2002#.........................        3,000           2,730
                                                                                                        ---------
                       TOTAL CONVERTIBLE BONDS (cost $6,678).......................                        9,628
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $577,456).................                      787,143
                                                                                                        ---------

                       SHORT-TERM SECURITIES -- 13.8%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.7%
                       Coca-Cola Co. 5.30% due 12/01/98............................       24,000          24,000
                       Kellogg Co. 4.83% due 12/08/98..............................        5,000           4,997
                       Kellogg Co. 5.32% due 12/08/98..............................          700             699
                       Lucent Technologies, Inc. 5.12% due 12/10/98................        5,000           4,994
                       Lucent Technologies, Inc. 5.25% due 1/04/99.................        9,000           8,955
                       Monsanto Co. 5.15% due 2/12/99..............................       13,900          13,755
                       Motorola, Inc. 5.15% due 12/01/98...........................       14,500          14,500
                       Paccar Financial Corp. 5.13% due 12/03/98...................       10,000           9,997
                       Pfizer, Inc. 5.05% due 12/04/98.............................        6,400           6,397
                                                                                                        ---------
                                                                                                          88,294
                                                                                                        ---------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (continued)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 4.1%
                       Federal Home Loan Bank Discount Notes 4.86% due 1/29/99.....    $  18,000        $ 17,857
                       Federal Home Loan Mortgage Discount Notes 5.28% due
                         12/22/98..................................................       20,000          19,938
                                                                                                        ---------
                                                                                                          37,795
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $126,088).................                      126,089
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $703,544)                              99.7%                              913,232
                       Other assets less liabilities --                0.3                                 2,762
                                                                     ------                             ---------
                       NET ASSETS --                                 100.0%                             $915,994
                                                                     ======                             =========

              -----------------------------

              +  Non-income producing security

              * Fair valued security; see Note 2

              # Resale restricted to qualified institutional buyers

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                                          VALUE
                       COMMON STOCK -- 60.5%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 16.0%
                       Aerospace & Military Technology -- 3.4%
                       Boeing Co. .................................................      40,000         $  1,625
                       Raytheon Co., Class A.......................................      10,000              547
                       Raytheon Co., Class B.......................................      25,000            1,384
                       United Technologies Corp. ..................................      10,000            1,072

                       Data Processing & Reproduction -- 3.9%
                       Hewlett-Packard Co. ........................................      30,000            1,882
                       International Business Machines Corp. ......................      20,000            3,300

                       Electrical & Electronics -- 3.0%
                       Nokia Corp., Class A ADR....................................      20,000            1,960
                       York International Corp. ...................................      50,000            2,100

                       Electronic Components -- 2.8%
                       AMP, Inc. ..................................................      39,251            1,899
                       Corning, Inc................................................      45,000            1,805

                       Industrial Components -- 2.0%
                       Dana Corp. .................................................      35,000            1,365
                       Genuine Parts Co. ..........................................      40,000            1,318

                       Machinery & Engineering -- 0.9%
                       Deere & Co. ................................................      35,000            1,223
                                                                                                        ---------
                                                                                                          21,480
                                                                                                        ---------
                       CONSUMER GOODS -- 8.2%
                       Automotive -- 0.8%
                       General Motors Corp. .......................................      15,000            1,050

                       Beverages & Tobacco -- 2.2%
                       PepsiCo, Inc................................................      40,000            1,547
                       UST, Inc. ..................................................      40,000            1,390

                       Food & Household Products -- 1.7%
                       General Mills, Inc. ........................................      30,000            2,265

                       Health & Personal Care -- 3.5%
                       Pfizer, Inc. ...............................................      15,000            1,674
                       SmithKline Beecham PLC ADR..................................      20,000            1,219
                       Warner-Lambert Co. .........................................      25,000            1,888
                                                                                                        ---------
                                                                                                          11,033
                                                                                                        ---------
                       ENERGY -- 6.2%
                       Energy Sources -- 6.2%
                       Amoco Corp. ................................................      20,000            1,179
                       Atlantic Richfield Co. .....................................      20,000            1,330
                       Kerr-McGee Corp. ...........................................      30,000            1,185
                       Murphy Oil Corp. ...........................................      35,000            1,395
                       Oryx Energy Co.+............................................      50,000              691
                       Phillips Petroleum Co. .....................................      35,000            1,470
                       Ultramar Diamond Shamrock Corp.+............................      40,000            1,030
                                                                                                        ---------
                                                                                                           8,280
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (continued)                                          shares       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 11.9%
                       Banking -- 5.1%
                       BankAmerica Corp. ..........................................      33,948         $  2,213
                       First Union Corp. ..........................................      32,400            1,968
                       KeyCorp. ...................................................      35,000            1,074
                       Washington Mutual, Inc. ....................................      40,000            1,550

                       Financial Services -- 3.2%
                       Citigroup, Inc. ............................................      37,500            1,882
                       Household International, Inc. ..............................      60,666            2,374

                       Insurance -- 3.6%
                       American General Corp. .....................................      25,000            1,761
                       General Reinsurance Corp.+..................................       5,000            1,168
                       St. Paul Cos., Inc. ........................................      53,598            1,889
                                                                                                        ---------
                                                                                                          15,879
                                                                                                        ---------
                       MATERIALS -- 8.0%
                       Chemicals -- 3.3%
                       Air Products & Chemicals, Inc...............................      50,000            1,906
                       PPG Industries, Inc. .......................................      15,000              918
                       Praxair, Inc. ..............................................      40,000            1,528

                       Forest Products & Paper -- 4.7%
                       Georgia-Pacific Corp. ......................................      30,000            1,702
                       Sonoco Products Co. ........................................      45,000            1,347
                       Union Camp Corp. ...........................................      20,000            1,294
                       Weyerhaeuser Co. ...........................................      40,000            2,005
                                                                                                        ---------
                                                                                                          10,700
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.7%
                       Multi-Industry -- 1.7%
                       Textron, Inc................................................      30,000            2,331
                                                                                                        ---------

                       SERVICES -- 6.8%
                       Business & Public Services -- 4.6%
                       Alexander & Baldwin, Inc. ..................................       7,500              173
                       Avery Dennison Corp. .......................................      30,000            1,438
                       Morton International, Inc. .................................      40,000            1,177
                       Rentokil Initial PLC ADR....................................      30,000            2,047
                       Reuters Group PLC ADR.......................................      21,700            1,248

                       Merchandising -- 2.2%
                       Penney (J.C.), Inc. ........................................      25,000            1,375
                       Walgreen Co. ...............................................      30,000            1,611

                       Telecommunications -- 0.0%
                       Nextel Communications, Inc., Class A+.......................       1,549               33
                                                                                                        ---------
                                                                                                           9,102
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.7%..................................                        2,277
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $60,736)...........................                       81,082
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK -- 0.4%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.4%
                       Broadcasting & Publishing -- 0.4%
                       Adelphia Communications Corp., Series B (cost $500).........       5,000         $    582
                                                                                                        ---------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 27.9%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       CONVERTIBLE BONDS -- 0.1%
                       Finance -- 0.1%
                       Bell Atlantic Financial Services, Inc. 4.25% 2005#..........      $  150              154
                                                                                                        ---------
                       CORPORATE BONDS -- 16.8%
                       Broadcasting & Publishing -- 0.9%
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,247

                       Business Services -- 0.1%
                       Ziff Davis, Inc. 8.50% 2008.................................         250              238

                       Finance -- 6.4%
                       Advanta Corp., Series D 6.57% 2000..........................       1,325            1,268
                       Asset Backed Securities Investment Trust, Series 1997-D,
                         Class A 6.79% 2003++*#....................................         283              284
                       Barnett Capital I 8.06% 2026................................         500              558
                       Capital One Bank 6.97% 2002.................................       2,250            2,253
                       Cei Citicorp Holdings SA 11.25% 2007*#......................         400              272
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              495
                       First Plus Home Loan Trust, Series 1997-1, Class A6 6.95%
                         2015++....................................................         500              504
                       Fuji Bank Investment Preferred LLC 9.87% 2049#(1)...........         250              178
                       GS Escrow Corp. 7.13% 2005#.................................         500              492
                       IBJ Preferred Capital Co. LLC 8.79% 2049#(1)................         500              436
                       Irvine Property 7.46% 2006*.................................         500              502
                       Ocwen Financial Corp. 11.88% 2003...........................         250              220
                       PDVSA Finance Ltd. Series D 7.40% 2016#(1)..................         250              215
                       Socgen Real Estate Co. LLC, Series A 7.64% 2049#(1).........         500              467
                       Tokai Preferred Capital LLC 9.98% 2049#(1)..................         500              437

                       Industrial -- 4.5%
                       Allegiance Corp. 7.00% 2026.................................         500              532
                       CBS Radio Inc. 11.38% 2009(2)...............................         526              615
                       Container Corp. of America 9.75% 2003.......................         500              510
                       Dayton Hudson Corp. 8.50% 2022..............................         500              559
                       Esat Holdings Ltd. zero coupon 2007@........................         500              333
                       Freeport McMoRan Copper & Gold 7.20% 2026...................         500              342
                       Globo Comunicacoes Participacoes Ltd., Class B 10.50%
                         2006*#....................................................         220              167
                       Gruma SA de CV 7.63% 2007*#.................................         250              227
                       Hyundai Semiconductor 8.63% 2007*#..........................         425              303
                       Inco Ltd. 9.60% 2022........................................         400              439
                       Omnipoint Corp. 11.63% 2006.................................         250              161
                       Owens Illinois, Inc. 8.10% 2007.............................         250              264
                       Pan Pacific Industrial Investment PLC zero coupon 2007*#@...       1,000              350
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................         500              494
                       United Defense Industries, Inc. 8.75% 2007..................         300              305
                       Wharf International Finance Ltd. 7.63% 2007.................         500              404

                       Recreation & Other Consumer Products -- 0.1%
                       V2 Music Holdings PLC zero coupon 2008*@#..................   (GBP)  175              153


                       Telecommunications -- 2.1%
                       Clearnet Communications, Inc. zero coupon 2008@.............       1,000              354
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00%
                         2002*#....................................................         250              140
                       Iridium Capital Corp., Series A 13.00% 2005#................         250              220

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (continued)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Telecommunications (continued)
                       Nextel Communications, Inc. zero coupon 2008#@..............      $1,500         $    930
                       Nextel International, Inc. zero coupon 2008#@...............         300              140
                       Qwest Communications International, Inc. zero coupon
                         2007@.....................................................         500              387
                       Tele-Communications, Inc. 9.25% 2023........................         500              588

                       Transportation -- 2.7%
                       Airplanes Pass Through Trust, Class C, 8.15% 2019++*........         491              506
                       Continental Airlines Pass Through Trust 6.94% 2013++........         954              983
                       Delta Airlines, Inc. 10.50% 2016............................         500              642
                       Jet Equipment Trust, Class B 7.83% 2012.....................         462              485
                       United Airlines Pass Through Trust, Series 1996, Class A
                         7.87% 2019++..............................................         500              495
                       USAir, Inc., Class A 6.76% 2008.............................         464              461
                                                                                                        ---------
                                                                                                          22,555
                                                                                                        ---------

                       UNITED STATES GOVERNMENT & AGENCIES -- 3.0%++
                       Federal National Mortgage Association 6.53% 2006............       1,500            1,498
                       Federal National Mortgage Association 7.52% 2004............       2,000            2,011
                       Government National Mortgage Association 8.50% 2027.........         414              440
                                                                                                        ---------
                                                                                                           3,949
                                                                                                        ---------

                       UNITED STATES TREASURY -- 8.0%
                       3.63% Bonds 2002............................................       2,000            1,996
                       7.25% Bonds 2004............................................       2,000            2,242
                       7.50% Bonds 2016............................................       2,000            2,505
                       8.75% Bonds 2008............................................       2,500            2,927
                       6.50% Notes 2002............................................       1,000            1,059
                                                                                                        ---------
                                                                                                          10,729
                                                                                                        ---------
                       TOTAL BONDS & NOTES (cost $37,943)..........................                       37,387
                                                                                                        ---------


                       WARRANTS -- 0.1%+                                                 SHARES
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08*#.............................         175                0
                                                                                                        ---------

                       SERVICES -- 0.1%
                       Telecommunications -- 0.1%
                       Esat Holdings Ltd. 2/01/07*#................................         500               16
                       Iridium World Communications, Inc. 7/15/05..................         250               37
                                                                                                        ---------
                       TOTAL WARRANTS (cost $15)...................................                           53
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $99,450)..................                      119,104
                                                                                                        ---------

                                                           ---------------------


                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 10.7%                                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.9%
                       General Electric Capital Corp. 5.45% due 12/1/98............      $2,700         $  2,700
                       Lucent Technologies, Inc. 5.10% due 12/2/98.................       1,800            1,800
                       Oryx Energy Co. 9.50% due 11/1/99...........................       1,500            1,543
                       Oryx Energy Co. 10.00% due 6/15/99..........................         500              511
                                                                                                        ---------
                                                                                                           6,554
                                                                                                        ---------

                       FEDERAL AGENCY OBLIGATIONS -- 5.8%
                       Federal Home Loan Bank Discount Notes 5.00% due 1/13/99.....       2,000            1,988
                       Federal Home Loan Mortgage Discount Notes 5.10% due
                         3/19/99...................................................       3,000            2,955
                       Federal National Mortgage Association Discount Notes 5.06%
                         due 1/8/99................................................       2,900            2,885
                                                                                                        ---------
                                                                                                           7,828
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $14,330)..................                       14,382
                                                                                                        ---------

                       TOTAL INVESTMENTS -- (cost $113,780)               99.6%                                     133,486
                       Other assets less liabilities --                     0.4                                         583
                                                                         ------                                    ---------
                       NET ASSETS --                                     100.0%                                    $134,069
                                                                         ======                                    =========

              -----------------------------

              +    Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *    Fair valued security; see Note 2

              #    Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1)  Variable rate security; rate as of November 30, 1998

              (2) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

              ADR - American Depository Receipt

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                                                                  GROSS UNREALIZED
                         CONTRACT           IN         DELIVERY     APPRECIATION
                        TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -----------------------------------------------------------
                       USD   54,313    GBP   33,195    08/10/99         $ 1
                                                                        ----

                                                                  GROSS UNREALIZED
                                                                    DEPRECIATION
                       -----------------------------------------------------------
                       GBP  120,000    USD  196,340    08/10/99          (4)
                                                                        ----
                       Net Unrealized Depreciation.............         $(3)
                                                                        ====

              -----------------------------

              GBP - British Pound            USD - United States Dollar

              See Notes to Financial Statements

---------------------

   [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                       BONDS & NOTES -- 93.5%                                         (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 6.7%
                       Construction & Housing -- 1.6%
                       CSC Holdings, Inc. 7.88% 2007...............................       $  500          $    528
                       CSC Holdings, Inc. 9.88% 2013...............................        1,000             1,110

                       Electronic Components -- 1.9%
                       Flextronics International Ltd. 8.75% 2007...................          750               763
                       Zilog, Inc., Series B 9.50% 2005*...........................        1,500             1,170

                       Electronic Instruments -- 0.4%
                       Global Telesystems Ltd. 9.88% 2005..........................          400               376

                       Industrial Components -- 2.8%
                       Breed Technologies, Inc. 9.25% 2008#........................        2,500             2,150
                       Impress Metal Packaging Holdings 9.88% 2007.................  (DEM) 1,000               650

                                                                                                          ---------
                                                                                                             6,747
                                                                                                          ---------
                       CONSUMER GOODS -- 10.9%
                       Appliances & Household Durables -- 1.1%
                       Lifestyle Furnishings International Ltd. 10.88% 2006........        1,000             1,073

                       Beverages & Tobacco -- 2.1%
                       Canandaigua Wine, Inc. 8.75% 2003*..........................          500               512
                       Delta Beverage Group, Inc. 9.75% 2003*......................        1,000             1,055
                       Standard Commercial Corp. 8.88% 2005........................          500               496

                       Food & Household Products -- 4.1%
                       Anchor Glass Container Corp. 9.88% 2008.....................          750               754
                       Anchor Glass Container Corp. 11.25% 2005....................          500               515
                       Favorite Brands International, Inc. 10.75% 2006#............          500               410
                       Home Products International, Inc. 9.63% 2008*...............        1,750             1,697
                       Tekni-Plex, Inc., Series B 9.25% 2008.......................          750               780

                       Health & Personal Care -- 1.7%
                       AKI Holding Corp. zero coupon 2009*#@.......................        1,250               481
                       AKI, Inc. 10.50% 2008*#.....................................        1,250             1,200

                       Recreation & Other Consumer Products -- 1.1%
                       V2 Music Holdings PLC zero coupon 2008*@....................        2,000             1,060

                       Textiles & Apparel -- 0.8%
                       Tultex Corp. 10.63% 2005....................................        1,250               831
                                                                                                          ---------
                                                                                                            10,864
                                                                                                          ---------
                       CONSUMER SERVICES -- 1.3%
                       Retail -- 1.3%
                       Kmart Corp. 9.78% 2020......................................          250               274
                       Randalls Food Markets, Inc. 9.38% 2007......................        1,000             1,060
                                                                                                          ---------
                                                                                                             1,334
                                                                                                          ---------
                       ENERGY -- 2.3%
                       Energy Sources -- 2.3%
                       Benton Oil & Gas Co. 9.38% 2007.............................          300               183
                       Benton Oil & Gas Co. 11.63% 2003............................          500               375
                       Cross Timbers Oil Co., Class B 8.75% 2009...................          500               475
                       Kelley Oil & Gas Corp., Series B 10.38% 2006................          750               559

                                                           ---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                       BONDS & NOTES (Continued)                                      (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Kelley Oil Gas Corp., Series C 10.38% 2006*.................       $  250          $    197
                       Ocean Energy, Inc. 8.88% 2007...............................          500               520
                                                                                                          ---------
                                                                                                             2,309
                                                                                                          ---------
                       FINANCE -- 1.9%
                       Banking -- 0.4%
                       Fuji Bank Investment LLC 9.87% 2049#(1).....................          500               355

                       Financial Services -- 1.5%
                       DR Structured Finance Corp. 9.35% 2019*.....................          500               510
                       PTC International Finance BV zero coupon 2007*@.............        1,000               670
                       William Hill Finance PLC 10.63% 2008#.......................(GBP)     157               262

                       Wilshire Financial Services Group, Inc.,
                       Series B 13.00%2004 ........................................          500                83
                                                                                                          ---------
                                                                                                             1,880
                                                                                                          ---------
                       MATERIALS -- 7.2%
                       Building Materials -- 0.5%
                       Consumers International, Inc. 10.25% 2005#..................          500               536

                       Chemicals -- 1.0%
                       Key Plastics, Inc. 10.25% 2007..............................        1,000               950

                       Forest Products & Paper -- 3.6%
                       Container Corp. of America 9.75% 2003.......................        2,000             2,040
                       Container Corp. of America, Class A 11.25% 2004.............          500               515
                       Paperboard Industries International, Inc. 8.38% 2007........        1,100             1,089

                       Metals & Minerals -- 2.1%
                       Doe Run Resources Corp., Series B 11.25% 2005*..............        1,500             1,095
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................        1,000               990
                                                                                                          ---------
                                                                                                             7,215
                                                                                                          ---------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.5%
                       Foreign Government -- 1.5%
                       Republic of Venezuela 6.63% 2007*...........................          452               253
                       Republic of Argentina 11.38% 2017*..........................          500               508
                       United Mexican States 11.38% 2016*..........................          700               751
                                                                                                          ---------
                                                                                                             1,512
                                                                                                          ---------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Felcor Suites Hotels, Inc. 7.38% 2004.......................          500               462
                                                                                                          ---------
                       SERVICES -- 58.7%
                       Broadcasting & Publishing -- 15.8%
                       Adelphia Communications Corp. 8.38% 2008....................        1,000             1,013
                       CBS Radio Corp. 11.38% 2009(2)..............................        1,047             1,222
                       Chancellor Media Corp. 8.75% 2007...........................        1,000             1,027
                       Chancellor Media Corp. 9.38% 2004...........................        1,000             1,060
                       Comcast UK Cable Partners Ltd. zero coupon 2007@............        2,365             2,046
                       Falcon Holding Group LP 8.38% 2010#.........................        1,250             1,287
                       Fox Liberty Networks LLC zero coupon 2007@..................          575               411
                       Fox Liberty Networks LLC 8.88% 2007.........................          750               773
                       Gray Communications Systems, Inc. 10.63% 2006...............        1,500             1,612
                       International CableTel, Inc. zero coupon 2005@..............          750               675
                       Lenfest Communications, Inc. 8.25% 2008#....................        1,000             1,020
                       Newsquest Capital PLC 11.00% 2006...........................          450               501
                       RBS Participacoes SA 11.00% 2007*#..........................          500               325
                       Sun Media Corp. 9.50% 2007..................................          975             1,073

---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                       BONDS & NOTES (Continued)                                      (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Telemundo Holdings, Inc. zero coupon 2008#@.................       $1,000          $    581
                       Transwestern Publishing Co. 9.63% 2007......................          750               785
                       TVN Entertainment Corp. 14.00% 2008*(3).....................          500               440

                       Business & Public Services -- 11.9%
                       Allied Waste North America, Inc. 10.25% 2006................        2,000             2,340
                       Graham Packaging Co., Series B 8.75% 2008...................        1,500             1,523
                       Integrated Health Services, Inc. 9.25% 2008.................        1,750             1,706
                       Integrated Health Services, Inc. 9.50% 2007.................        1,825             1,802
                       Mariner Health Group, Inc. 9.50% 2006.......................          385               377
                       Paracelsus Healthcare Corp. 10.00% 2006.....................        2,750             2,503
                       Printpack, Inc. 10.63% 2006.................................          500               520
                       Protection One Alarm Monitoring Corp. 13.63% 2005...........          650               741
                       Tenet Healthcare Corp. 8.00% 2005...........................          250               259
                       Unison Healthcare Corp. 13.75% 2006#(4)+....................          650               159

                       Business Services -- 0.8%
                       Iron Mountain, Inc. 8.75% 2009..............................          500               510
                       LES, Inc. 9.25% 2008*.......................................          250               260

                       Leisure & Tourism -- 4.9%
                       AMF Group, Inc. 10.88% 2006.................................        2,000             1,700
                       AMF Group, Inc., Series B zero coupon 2006@.................          405               231
                       Boyd Gaming Corp. 9.25% 2003................................          500               513
                       Boyd Gaming Corp. 9.50% 2007................................          250               244
                       Friendly Ice Cream Corp. 10.50% 2007........................          625               642
                       Regal Cinemas, Inc. 9.50% 2008#.............................          750               787
                       Sun International Ltd. 9.00% 2007...........................          750               788

                       Merchandising -- 0.5%
                       Boyds Collection Ltd. 9.00% 2008*#..........................          500               515

                       Telecommunications -- 23.7%
                       American Cellular Corp. 10.50% 2008#........................        1,000               990
                       Cellular Communications of Puerto Rico, Inc. 10.00% 2007*...          500               508
                       Centennial Cellular Corp. 8.88% 2001........................        2,500             2,650
                       Clearnet Communications, Inc. zero coupon 2007@.............(CAD)   1,000               405
                       Clearnet Communications, Inc. zero coupon 2008@.............(CAD)   6,175             2,187
                       COLT Telecom Group 7.63% 2008...............................(DEM)   1,750             1,034
                       COLT Telecom Group PLC 8.88% 2007#..........................(DEM)   2,000             1,246
                       Comcast Cellular Holdings, Inc. 9.50% 2007..................        1,500             1,620
                       Comunicacion Celular SA zero coupon 2003*@..................        1,000               700
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002*...          500               280
                       Esat Holdings Ltd. zero coupon 2007@........................          500               333
                       Esat Telecom Group PLC 11.88% 2008..........................          250               259
                       Globalstar LP 11.38% 2004...................................          500               386
                       McCaw International Ltd. zero coupon 2007...................        1,000               540
                       Nextel Communications, Inc. zero coupon 2007@...............          750               497
                       Nextel Communications, Inc. zero coupon 2004@...............        1,500             1,470
                       Nextel Communications, Inc. zero coupon 2007@...............        2,250             1,423
                       Nextel Communications, Inc. zero coupon 2008#@..............          750               465
                       Nextlink Communications, Inc. 9.00% 2008#...................          250               240
                       NTL, Inc. 10.00% 2007.......................................          500               520
                       Omnipoint Corp. 11.63% 2006.................................          750               482
                       Pagemart Wireless, Inc. zero coupon 2008*@..................        1,500               705
                       Time Warner Telecom, Inc. 9.75% 2008........................          500               530
                       United States Xchange LLC 15.00% 2008*#.....................        1,250             1,312
                       Viatel, Inc. zero coupon 2008*@.............................        1,000               610
                       Viatel, Inc. 10.00% 2011*#..................................(DEM)      26                18

                                                           ---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                       BONDS & NOTES (Continued)                                      (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications (continued)
                       Viatel, Inc. 11.15% 2008*(3)................................(DEM)     500          $    290
                       Viatel, Inc. 11.25% 2008*(3)................................       $2,000             2,000

                       Transportation -- 1.1%
                       USAir, Inc. 9.63% 2003......................................          500               528
                       USAir, Inc. 10.38% 2013.....................................          500               564
                                                                                                          ---------
                                                                                                            58,763
                                                                                                          ---------
                       UNITED STATES TREASURY -- 2.5%
                       6.88% Notes 2006............................................        2,210             2,496
                                                                                                          ---------
                       TOTAL BONDS & NOTES (cost $97,785)..........................                         93,582
                                                                                                          ---------

                       COMMON STOCK -- 0.1%                                               SHARES
                       -----------------------------------------------------------------------------------------------
                       SERVICES -- 0.1%
                       Cellular & Paging -- 0.1%
                       Nextel Communications, Inc., Class A+ (cost $25)............        1,549                33
                                                                                                          ---------

                       PREFERRED STOCK -- 0.1%
                       -----------------------------------------------------------------------------------------------
                       SERVICES -- 0.1%
                       Telecommunications -- 0.1%
                       Viatel, Inc., Series A*(2) (cost $107)......................        1,743               115
                                                                                                          ---------

                       WARRANTS -- 0.3%+
                       -----------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.0%
                       Electronic Instruments -- 0.0%
                       Cellnet Data Systems, Inc. 9/15/07#.........................        1,000                 9
                                                                                                          ---------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08*#.............................        2,000                 0
                                                                                                          ---------
                       SERVICES -- 0.3%
                       Cellular & Paging -- 0.3%
                       Cellular Communications International, Inc. 8/15/03*........        2,250               162
                       Comunicacion Celular SA 8/15/03*#...........................        1,000                80
                       Esat Holdings Ltd. 2/01/07*#................................          500                16
                       Globalstar Telecommunications 2/15/04.......................          500                30
                       Heartland Wireless Communication, Inc. 4/15/00*#............        3,000                 0
                       Loral Orion Network Systems, Inc. 1/15/07*..................        1,275                15
                       McCaw International Ltd. 4/15/07#...........................        1,000                 3
                       Nextel Communications, Inc. 4/25/99*........................          500                 4
                                                                                                          ---------
                                                                                                               310
                                                                                                          ---------
                       TOTAL WARRANTS (cost $88)...................................                            319
                                                                                                          ---------
                       TOTAL INVESTMENT SECURITIES (cost $98,005)..................                         94,049
                                                                                                          ---------

---------------------

                                                                               PRINCIPAL
                                                                                 AMOUNT            VALUE
                             SHORT-TERM SECURITIES -- 4.2%                   (IN THOUSANDS)    (IN THOUSANDS)
              -----------------------------------------------------------------------------------------------
              CORPORATE SHORT-TERM NOTES -- 4.2%
              General Electric Capital Corp. 5.45% due 12/1/98............       $2,200          $  2,200
              St Paul Cos., Inc. 5.16% due 12/10/98.......................        2,000             1,997
                                                                                                 ---------
              TOTAL SHORT-TERM SECURITIES (cost $4,197)...................                          4,197
                                                                                                 ---------

              TOTAL INVESTMENTS --
                (cost $102,202)                                       98.2%                        98,246
              Other assets less liabilities --                         1.8                          1,815
                                                                    ------                       ---------
              NET ASSETS --                                          100.0%                      $100,061
                                                                    ======                       =========


              -----------------------------

              +   Non-income producing security

              *   Fair valued security; See Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of November 30, 1998

              (2) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

              (3) Bond issued as part of a unit which includes an equity component

              (4) Bond in default

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                                                          GROSS UNREALIZED
                 CONTRACT           IN         DELIVERY     APPRECIATION
                TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
              ------------------------------------------------------------
              DEM    715,000   USD  422,665    01/28/99         $12
              DEM    950,000   USD  562,048    02/17/99           5
              DEM  1,032,500   USD  611,010    02/23/99           5
              GBP    102,430   USD  168,820    12/21/98           2
                                                                ----
                                                                 24
                                                                ----

                                                           GROSS UNREALIZED
                                                             DEPRECIATION
              -------------------------------------------------------------
              DEM  1,861,720   USD  1,101,814   02/25/99          (4)
                                                                 ----
              Net Unrealized Appreciation....                    $20
                                                                 ====

              -----------------------------

                       CAD   -   Canadian Dollar           GBP   -   British Pound
                       DEM   -   Deutsche Mark             USD   -   United States Dollar
                       See Notes to Financial Statements

                                                           ---------------------

      [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 98.7%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 12.7%++
                       EQCC Home Equity Loan Trust, Series A, Class A2 6.95%
                         2012......................................................      $  243          $   244
                       Green Tree Financial Corp., Series 1995-9, Class A5 6.80%
                         2027......................................................       1,000            1,011
                       Nomura Asset Securities Corp., Series D, Class A 6.28%
                         2028......................................................       2,869            2,921
                       Sears Credit Account Master Trust, Series 1998-2, Class A
                         5.25% 2008................................................         250              244
                       Structured Asset Securities Corp., Series 1998-RE1, Class 1
                         8.71% 2028(1).............................................       1,809            1,943
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.58% 2027*(1)............................................       3,517            3,758
                                                                                                         --------
                                                                                                          10,121
                                                                                                         --------
                       DEVELOPMENTAL AUTHORITIES -- 3.2%
                       Intermediate American Development Bank 8.88% 2009...........       2,000            2,536
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 38.2%++
                       Federal Home Loan Mortgage Corp. 6.50% 2009*................       2,000            2,004
                       Federal Home Loan Mortgage Corp. 8.00% 2012.................         499              514
                       Federal Home Loan Mortgage Corp. 9.00% 2021-2022............         669              708
                       Federal Home Loan Mortgage Corp. 9.50% 2016.................         460              493
                       Federal Home Loan Mortgage Corp. 11.88% 2013................          10               11
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          85               96
                       Federal National Mortgage Association 5.75% 2005............         500              518
                       Federal National Mortgage Association 6.00% 2013............         291              291
                       Federal National Mortgage Association 6.50% 2028............       4,031            4,058
                       Federal National Mortgage Association 6.85% 2026*...........       1,193            1,195
                       Federal National Mortgage Association 7.00% 2026-2027.......       1,232            1,256
                       Federal National Mortgage Association 7.50% 2009............         842              866
                       Government National Mortgage Association 6.00% 2028.........       2,961            2,932
                       Government National Mortgage Association 6.50% 2028.........       4,233            4,276
                       Government National Mortgage Association 7.00% 2023-2025....       3,657            3,753
                       Government National Mortgage Association 7.50% 2023-2028....         739              764
                       Government National Mortgage Association 8.00% 2017-2023....       1,623            1,700
                       Government National Mortgage Association 8.50% 2016-2022....         953            1,015
                       Government National Mortgage Association 9.00% 2016-2017....         580              624
                       Government National Mortgage Association 9.50% 2009-2017....       2,949            3,168
                       Government National Mortgage Association 10.00% 2016........          25               27
                       Government National Mortgage Association 10.50% 2016........         116              127
                       Government National Mortgage Association 11.00% 2019........          27               30
                       Government National Mortgage Association 11.50% 2010........          10               11
                                                                                                         --------
                                                                                                          30,437
                                                                                                         --------
                       MORTGAGE-RELATED SECURITIES -- 20.9%++
                       Asset Backed Securities Investment Trust, Series 1997-D,
                         Class A 6.79% 2003*#......................................         212              213
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39% 2008.......................................         250              258
                       Commercial Mortgage Acceptance Corp., Series 1998-C1, Class
                         A1 6.23% 2007.............................................         491              500
                       Credit Suisse First Boston Mortgage, Series 1998-C1, Class
                         A2A 6.26% 2040*...........................................         730              745
                       DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B
                         7.29% 2021#...............................................       3,800            4,011
                       First Chicago Master Trust, Series 1995-M, Class A 5.52%
                         2003(1)...................................................       1,500            1,495
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87% 2007.......................................         250              265

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (Continued)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       <->MORTGAGE RELATED SECURITIES (continued)
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.82% 2025*(1)...................................      $  500          $   512
                       Merrill Lynch Mortgage Investors, Inc., Series 1997-C1,
                         Class A1 6.95% 2029*......................................         934              972
                       Merrill Lynch Mortgage Investors Inc., Series 1995-C3, Class
                         A3 7.06% 2025(1)..........................................         500              519
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1,
                         Class A2 7.40% 2010*(1)...................................       1,000            1,014
                       Morgan Stanley Capital I Inc., Series 1998-1, Class A5 6.75%
                         2013*.....................................................         847              856
                       Morgan Stanley Capital I Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................       1,000            1,037
                       Mortgage Capital Funding, Inc., Series 1998-1, Class A5
                         6.42% 2007*#..............................................       1,448            1,492
                       Norwest Asset Securities Corp., Series 1998, Class A1 6.25%
                         2013(2)...................................................         325              323
                       Norwest Asset Securities Corp., Series 1998-8, Class A1
                         6.50% 2013................................................       1,166            1,171
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         1.08% 2040#(1)............................................       1,296            1,292
                                                                                                         --------
                                                                                                          16,675
                                                                                                         --------
                       UNITED STATES TREASURY -- 23.7%
                       8.00% Bonds 2021............................................       1,090            1,470
                       8.88% Bonds 2017............................................       3,850            5,465
                       12.00% Bonds 2013...........................................       1,000            1,530
                       5.88% Notes 2005............................................       2,975            3,181
                       6.25% Notes 2007............................................       1,540            1,691
                       6.63% Notes 2007............................................       1,700            1,910
                       7.25% Notes 2004............................................       3,255            3,650
                                                                                                         --------
                                                                                                          18,897
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $76,986)..................                       78,666
                                                                                                         --------

                       SHORT-TERM SECURITIES -- 3.6%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.7%
                       General Electric Capital Corp. 5.45% due 12/1/98............       1,380            1,380
                                                                                                         --------

                       FEDERAL AGENCY OBLIGATIONS -- 1.9%
                       Federal Home Loan Mortgage Discount Notes 5.15% due
                         2/5/99(3).................................................       1,500            1,486
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $2,866)...................                        2,866
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $79,852)                                       102.3%                      81,532
                       Liabilities in excess of other assets --                (2.3)                      (1,847)
                       ------                                                                            --------
                       NET ASSETS --                                          100.0%                      $79,685
                                                                             ======                      ========

              -----------------------------

                         ++  Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically
                             made. Therefore, the effective maturity is shorter than
                             stated maturity.
                          *  Fair valued security; see Note 2
                          #  Resale restricted to qualified institutional buyers
                        (1)  Variable rate security; rate as of November 30, 1998
                        (2)  The security was purchased on a when-issued or delayed delivery basis. Securities purchased on a when-issued basis are purchased for delivery beyond normal settlement date at a stated price. Purchasing securities on a when-issued basis may involve a risk that the market price at the time of
                             delivery may be lower than the agreed upon purchase price.
                        (3)  The security or a portion thereof represents collateral for a when-issued security.

                      See Notes to Financial Statements

                                                           ---------------------

      [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1998

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                      SHORT-TERM SECURITIES -- 100.3%                                         (IN THOUSANDS)   (IN THOUSANDS)
                      -------------------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 73.0%
                       A.I. Credit Corp. 5.14% due 1/04/99.................................       $  800          $   796
                       American Express Credit Corp. 5.15% due 12/03/98....................        2,000            1,999
                       Ameritech Corp. 5.00% due 1/12/99...................................        2,000            1,988
                       Bell South Telecommunications, Inc. 5.15% due 1/19/99...............        1,500            1,490
                       Chevron Transport Corp. 5.22% due 12/08/98..........................        2,100            2,098
                       Coca-Cola Co. 5.03% due 1/15/99.....................................        2,000            1,987
                       Colgate-Palmolive Co. 5.15% due 12/01/98(#).........................        2,000            2,000
                       Commercial Credit Co. 5.14% due 1/19/99.............................        2,000            1,986
                       Consolidated Natural Gas Co. 5.12% due 12/10/98.....................        2,000            1,998
                       Deere & Co. 5.25% due 1/14/99.......................................        1,800            1,789
                       Duke Energy Co. 4.83% due 12/11/98..................................        2,000            1,997
                       Eastman Kodak Co. 5.11% due 12/07/98................................        2,100            2,098
                       Ford Motor Credit Co. 5.16% due 1/20/99.............................        1,500            1,489
                       Gannett, Inc. 4.98% due 1/11/99.....................................          500              497
                       General Electric Capital Corp. 5.15% due 12/02/98...................        2,500            2,500
                       General Motors Acceptance Corp. 5.11% due 12/10/98..................        1,200            1,199
                       Heinz (H.J.) Co. 5.15% due 12/01/98.................................        2,000            2,000
                       Hershey Foods Corp. 4.97% due 12/03/98..............................        1,500            1,500
                       International Lease Finance Corp. 5.20% due 12/14/98................        2,000            1,996
                       Lucent Technologies, Inc. 5.05% due 1/08/99.........................          900              895
                       Lucent Technologies, Inc. 5.05% due 1/13/99.........................          980              974
                       Minnesota Mining & Manufacturing Co. 5.06% due 12/15/98.............        1,500            1,497
                       PepsiCo, Inc. 5.03% due 1/13/99.....................................        2,000            1,988
                       Procter & Gamble Co. 5.00% due 1/19/99..............................        1,500            1,490
                       Sara Lee Corp. 4.93% due 12/21/98...................................        2,000            1,995
                       SBC Communications, Inc. 5.15% due 1/21/99(#).......................        2,000            1,985
                       St. Paul Cos., Inc. 5.16% due 12/16/98..............................        1,200            1,197
                       Vermont American Corp. 4.82% due 12/31/98(#)........................        1,200            1,195
                                                                                                                  -------
                       TOTAL CORPORATE SHORT-TERM NOTES....................................                        46,623
                                                                                                                  -------
                       FEDERAL AGENCY OBLIGATIONS -- 27.3%
                       Federal Home Loan Bank Discount Notes 4.99% due 12/16/98............        1,108            1,106
                       Federal Home Loan Bank Discount Notes 5.05% due 12/09/98............        2,500            2,497
                       Federal Home Loan Bank Discount Notes 5.06% due 12/04/98............        1,000            1,000
                       Federal Home Loan Mortgage Discount Notes 5.02% due 12/30/98........        1,800            1,793
                       Federal Home Loan Mortgage Discount Notes 5.03% due 12/10/98........        1,000              999
                       Federal Home Loan Mortgage Discount Notes 5.06% due 12/02/98........        2,500            2,499
                       Federal Home Loan Mortgage Discount Notes 5.11% due 1/15/99.........        2,000            1,987
                       Federal National Mortgage Association Discount Notes 5.00% due
                         12/22/98..........................................................        2,000            1,994
                       Federal National Mortgage Association Discount Notes 5.07% due
                         12/04/98..........................................................        1,130            1,129
                       Federal National Mortgage Association Discount Notes 5.11% due
                         1/15/99...........................................................        2,400            2,385
                                                                                                                  -------
                       TOTAL FEDERAL AGENCY OBLIGATIONS....................................                        17,389
                                                                                                                  -------
                       TOTAL SHORT-TERM SECURITIES (cost: $64,012).........................                        64,012
                                                                                                                  -------


                       TOTAL INVESTMENTS --
                         (cost $64,012)                                       100.3%                     $64,012
                       Liabilities in excess of other assets --                (0.3)                        (186)
                                                                             ------                      -------
                       NET ASSETS --                                          100.0%                     $63,826
                                                                             ======                      =======

              -----------------------------
              (#) Resale restricted to qualified institutional buyers

              See Notes to Financial Statements

---------------------

   [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1998

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $745,432     $167,228        $787,143       $119,104     $ 94,049      $78,666
   Short-term securities*....................    93,327       28,216         126,089         14,382        4,197        2,866
   Cash......................................       234            5           1,717             44          513           10
   Receivables for --
     Sales of investments....................     1,824           --             883            165           --           --
     Fund shares sold........................       161           32             224             51           17           43
     Dividends and accrued interest..........       146          412           1,498            756        2,190          608
     Foreign currency contracts..............        --        1,504              --             --           --           --
   Prepaid expenses..........................        20            4              23              4            3            2
   Unrealized appreciation on forward foreign
     currency contracts......................        --           --              --              1           24           --
                                               --------------------------------------------------------------------------------
                                                841,144      197,401         917,577        134,507      100,993       82,195
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................     3,545        1,504             343            224          589        2,077
     Fund shares redeemed....................       840          408             789            118          259          364
     Advisory fees...........................       202           95             226             34           25           21
     Management fees.........................       135           38             151             23           17           14
     Foreign currency contracts..............        --        1,498              --             --           --           --
   Other accrued expenses....................        67           95              74             35           38           34
   Unrealized depreciation on forward foreign
     currency contracts......................        --           --              --              4            4           --
                                               --------------------------------------------------------------------------------
                                                  4,789        3,638           1,583            438          932        2,510
                                               --------------------------------------------------------------------------------
   NET ASSETS:...............................  $836,355     $193,763        $915,994       $134,069     $100,061      $79,685
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    18,449       13,748          26,135          8,738        7,796        7,201
   Net asset value per share.................  $  45.33     $  14.09        $  35.05       $  15.34     $  12.83      $ 11.07
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $357,053     $133,508        $497,667       $ 89,981     $ 91,163      $74,798
   Accumulated undistributed net investment
     income..................................     2,744        3,370          16,585          5,279       10,471        4,991
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................   199,182       25,198         192,054         19,106        2,362       (1,784)
   Unrealized appreciation (depreciation) on
     investments.............................   277,376       31,679         209,688         19,706       (3,956)       1,680
   Unrealized foreign exchange gain (loss) on
     other assets and liablities.............        --            8              --             (3)          21           --
                                               --------------------------------------------------------------------------------
       Net Assets............................  $836,355     $193,763        $915,994       $134,069     $100,061      $79,685
                                               ================================================================================
   ---------------
   *Cost
     Investment securities...................  $468,057     $135,550        $577,456       $ 99,450     $ 98,005      $76,986
                                               ================================================================================
     Short-term securities...................  $ 93,326     $ 28,215        $126,088       $ 14,330     $  4,197      $ 2,866
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $    --
   Short-term securities*....................    64,012
   Cash......................................       133
   Receivables for --
     Sales of investments....................        --
     Fund shares sold........................       196
     Dividends and accrued interest..........        --
     Foreign currency contracts..............        --
   Prepaid expenses..........................         1
   Unrealized appreciation on forward foreign
     currency contracts......................        --
                                                -------
                                                 64,342
                                                -------
   LIABILITIES:
   Payables for --
     Purchases of investments................        --
     Fund shares redeemed....................       450
     Advisory fees...........................        19
     Management fees.........................        12
     Foreign currency contracts..............        --
   Other accrued expenses....................        35
   Unrealized depreciation on forward foreign
     currency contracts......................        --
                                                -------
                                                    516
                                                -------
   NET ASSETS:...............................   $63,826
                                                =======
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     5,794
   Net asset value per share.................   $ 11.02
                                                =======
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $60,410
   Accumulated undistributed net investment
     income..................................     3,415
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................         1
   Unrealized appreciation (depreciation) on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liablities.............        --
                                                -------
       Net Assets............................   $63,826
                                                =======
   ---------------
   *Cost
     Investment securities...................   $    --
                                                =======
     Short-term securities...................   $64,012
                                                =======

    See Notes to Financial Statements

                                                           ---------------------

   [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  4,282      $ 1,658        $  7,243       $  4,074     $10,447       $5,357
     Dividends...............................     2,835        3,443          14,417          1,980         491           --
                                               --------------------------------------------------------------------------------
            Total income*....................     7,117        5,101          21,660          6,054      10,938        5,357
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................     2,453        1,283           2,854            456         353          253
     Management fees.........................     1,635          511           1,903            304         236          169
     Custodian fees..........................       200          352             240             63          56           43
     Auditing and legal fees.................        24           30              24             21          24           24
     Trustees' fees..........................        13            3              15              2           2            1
     Reports to investors....................         4            2               5              1           2            1
     Other expenses..........................        14            5              18              3           1            1
                                               --------------------------------------------------------------------------------
            Total expenses...................     4,343        2,186           5,059            850         674          492
                                               --------------------------------------------------------------------------------
   Net investment income.....................     2,774        2,915          16,601          5,204      10,264        4,865
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........   199,464       26,400         192,083         19,210       2,704        1,702
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --           43              --             --         (95)          --
   Change in unrealized appreciation/
     depreciation of investments.............   (18,723)         454         (75,884)       (11,352)     (8,636)        (136)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --         (235)             --             (3)         13           --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   180,741       26,662         116,199          7,855      (6,014)       1,566
                                               --------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS..............................  $183,515      $29,577        $132,800       $ 13,059     $ 4,250       $6,431
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................   $3,868
     Dividends...............................       --
                                                ------
            Total income*....................    3,868
                                                ------
   Expenses:
     Advisory fees...........................      228
     Management fees.........................      152
     Custodian fees..........................       31
     Auditing and legal fees.................       24
     Trustees' fees..........................        1
     Reports to investors....................        2
     Other expenses..........................        1
                                                ------
            Total expenses...................      439
                                                ------
   Net investment income.....................    3,429
                                                ------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........        2
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       --
   Change in unrealized appreciation/
     depreciation of investments.............       --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................       --
                                                ------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......        2
                                                ------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS..............................   $3,431
                                                ======

---------------
    * Net of foreign witholding taxes of $42; $350; $130 and $15 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

---------------------

   [ARROW UP]
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $   2,774     $  2,915        $  16,601      $  5,204     $ 10,264     $  4,865
   Net realized gain on investments..........    199,464       26,400          192,083        19,210        2,704        1,702
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --           43               --            --          (95)          --
   Change in unrealized appreciation/
     depreciation on investments.............    (18,723)         454          (75,884)      (11,352)      (8,636)        (136)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --         (235)              --            (3)          13           --
                                               ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations..............................    183,515       29,577          132,800        13,059        4,250        6,431
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,495)      (3,310)         (17,480)       (5,385)     (11,180)      (6,410)
   Distributions from net realized gains on
     investments.............................   (148,000)     (54,645)        (166,343)      (18,305)      (2,570)          --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................   (151,495)     (57,955)        (183,823)      (23,690)     (13,750)      (6,410)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    120,195       37,714           92,874        16,070       34,394       33,591
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................    151,495       57,955          183,823        23,690       13,750        6,410
   Cost of shares repurchased................   (268,585)     (96,865)        (260,112)      (50,506)     (57,253)     (41,946)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................      3,105       (1,196)          16,585       (10,746)      (9,109)      (1,945)
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     35,125      (29,574)         (34,438)      (21,377)     (18,609)      (1,924)
   NET ASSETS:
   Beginning of period.......................    801,230      223,337          950,432       155,446      118,670       81,609
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 836,355     $193,763        $ 915,994      $134,069     $100,061     $ 79,685
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $   2,744     $  3,370        $  16,585      $  5,279     $ 10,471     $  4,991
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      2,820        2,526            2,655         1,032        2,646        3,076
     Issued in reinvestment of dividends and
       distributions.........................      3,611        3,971            5,274         1,547        1,052          616
     Repurchased.............................     (6,265)      (6,477)          (7,463)       (3,262)      (4,349)      (3,842)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................        166           20              466          (683)        (651)        (150)
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,429
   Net realized gain on investments..........          2
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation on investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ----------
   Net increase in net assets resulting from
     operations..............................      3,431
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,995)
   Distributions from net realized gains on
     investments.............................         --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (3,995)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    171,512
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,995
   Cost of shares repurchased................   (180,343)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     (4,836)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     (5,400)
   NET ASSETS:
   Beginning of period.......................     69,226
                                               ----------
   End of period.............................  $  63,826
                                               ==========
   Accumulated undistributed net investment
     income..................................  $   3,415
                                               ==========
   Shares issued and repurchased:
     Sold....................................     15,669
     Issued in reinvestment of dividends and
       distributions.........................        375
     Repurchased.............................    (16,372)
                                               ----------
   Net increase (decrease)...................       (328)
                                               ==========

    See Notes to Financial Statements
                                                           ---------------------

   [ARROW UP]
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                  U.S.
                                                                                               GOVERNMENT/
                                                                       ASSET      HIGH-YIELD    AAA-RATED       CASH
                          GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES    MANAGEMENT
                          SERIES        SERIES          SERIES         SERIES       SERIES       SERIES        SERIES
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment
     income............  $   3,485     $   2,486       $  17,471      $  5,381     $ 10,872     $  6,330     $   3,985
   Net realized gain
     (loss) on
     investments.......    146,719        54,711         166,979        18,372        5,128       (1,673)           (1)
   Net realized foreign
     exchange loss
     on other assets
       and
       liabilities.....         --           (19)             (1)           --           --           --            --
   Change in unrealized
     appreciation/
     depreciation on
       investments.....     16,891       (25,138)         19,920         1,609       (1,037)         286            --
   Change in unrealized
     foreign exchange
     gain/loss on other
     assets and
     liabilities.......         --           243              --            --            8           --            --
                         ----------------------------------------------------------------------------------------------
   Net increase in net
     assets resulting
     from
     operations........    167,095        32,283         204,369        25,362       14,971        4,943         3,984
                         ----------------------------------------------------------------------------------------------
   DIVIDENDS AND
     DISTRIBUTIONS PAID
     TO SHAREHOLDERS:
   Dividends from net
     investment
     income............     (3,795)       (3,950)        (18,320)       (5,690)     (12,665)      (8,435)       (4,852)
   Distributions from
     net realized gains
     on investments....   (118,520)      (17,640)       (124,190)      (14,930)          --           --            --
                         ----------------------------------------------------------------------------------------------
   Total dividends and
     distributions paid
     to shareholders...   (122,315)      (21,590)       (142,510)      (20,620)     (12,665)      (8,435)       (4,852)
                         ----------------------------------------------------------------------------------------------
   CAPITAL SHARE
     TRANSACTIONS:
   Proceeds from shares
     sold..............    136,992        78,283          69,784        15,741       36,139       10,319       244,501
   Proceeds from shares
     issued for
     reinvestment of
     dividends and
     distributions.....    122,315        21,590         142,510        20,620       12,665        8,435         4,852
   Cost of shares
     repurchased.......   (316,021)     (136,373)       (243,077)      (38,717)     (63,777)     (42,505)     (268,495)
                         ----------------------------------------------------------------------------------------------
   Net decrease in net
     assets resulting
     from capital share
     transactions......    (56,714)      (36,500)        (30,783)       (2,356)     (14,973)     (23,751)      (19,142)
                         ----------------------------------------------------------------------------------------------
   TOTAL INCREASE
     (DECREASE) IN NET
     ASSETS............    (11,934)      (25,807)         31,076         2,386      (12,667)     (27,243)      (20,010)
   NET ASSETS:
   Beginning of
     period............    813,164       249,144         919,356       153,060      131,337      108,852        89,236
                         ----------------------------------------------------------------------------------------------
   End of period.......  $ 801,230     $ 223,337       $ 950,432      $155,446     $118,670     $ 81,609     $  69,226
                         ==============================================================================================

---------------

   Accumulated
     undistributed net
     investment
     income............  $   3,479     $   2,541       $  17,464      $  5,374     $ 11,153     $  6,345     $   3,981
                         ==============================================================================================
   Shares issued and
     repurchased:
     Sold..............      3,275         4,723           2,012           994        2,669          949        21,803
     Issued in
       reinvestment of
       dividends and
       distributions...      3,424         1,442           4,590         1,438          990          816           444
     Repurchased.......     (7,648)       (8,200)         (6,971)       (2,442)      (4,696)      (3,875)      (23,966)
                         ----------------------------------------------------------------------------------------------
   Net decrease........       (949)       (2,035)           (369)          (10)      (1,037)      (2,110)       (1,719)
                         ==============================================================================================

    See Notes to Financial Statements

---------------------

   [ARROW UP]
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The HIGH YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended November 30, 1998, the reclassification arising from book/tax differences primarily related to tax adjustments on passive foreign investment companies sold and book/tax characterization of foreign currency transactions, market discount and paydown gains/losses. The reclassifications resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                    ACCUMULATED     ACCUMULATED
                                                                   UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                                   NET REALIZED    NET INVESTMENT     IN
                                                                    GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                                     -----------------------------------
    Growth Series...............................................      $    14          $  (14)      $ --
    International Series........................................       (1,224)          1,224         --
    Growth-Income Series........................................           --              --         --
    Asset Allocation Series.....................................          (86)             86         --
    High-Yield Bond Series......................................         (234)            234         --
    U.S. Government/AAA-Rated Securities Series.................         (158)            191        (33)
    Cash Management Series......................................           --              --         --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at November 30, 1998, were as follows (dollars in thousands):

                                                           AGGREGATE    AGGREGATE       NET
                                                           UNREALIZED   UNREALIZED   UNREALIZED     COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)        GAIN      INVESTMENTS   CARRYOVER*+
                                                           -----------------------------------------------------------------
    Growth Series........................................   $309,677     $(32,603)    $277,074     $561,685            $--
    International Series***..............................     41,127      (10,503)      30,624      164,820             --
    Growth-Income Series.................................    240,869      (31,100)     209,770      703,462             --
    Asset Allocation Series..............................     23,873       (4,167)      19,706      113,780             --
    High-Yield Bond Series**.............................      2,714       (6,673)      (3,959)     102,205             --
    U.S. Government/AAA-Rated Securities Series**........      1,894          (99)       1,795       79,737          1,765
    Cash Management Series...............................         --           --           --       64,012             --


                                                           CAPITAL LOSS
                                                             UTILIZED
    Growth Series........................................     $   --
    International Series***..............................         --
    Growth-Income Series.................................         --
    Asset Allocation Series..............................         --
    High-Yield Bond Series**.............................         --
    U.S. Government/AAA-Rated Securities Series**........      1,513
    Cash Management Series...............................          1

---------------
  * Expire 2004-2005
 ** Post 10/31/98 Capital Loss Deferral: High-Yield Bond $488, U.S.
    Government/AAA-Rated Securities $17
*** Post 10/31/98 Currency Loss Deferral: International $29
  + Net capital loss carryover reported as of November 30, 1998, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), an indirect wholly owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of
 .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended November 30, 1998, was as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $237,423     $109,301        $263,041       $ 28,889      $76,741
       Sales of portfolio securities................   414,917      154,141         403,105         50,159       95,812
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --         13,079        5,527
       Sales of U.S. government securities..........        --           --              --         18,023          522

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............    $24,316     $       --
       Sales of portfolio securities................     10,398             --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......    104,440             --
       Sales of U.S. government securities..........    108,024             --

7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                         FSC
                                                                      SECURITIES    SPELMAN &
                                                                        CORP.       CO., INC.
                                                                      ----------    ---------
        Growth Series...............................................     $ 3           $ 1
        Growth-Income Series........................................       6            --

                                                           ---------------------

8. SUBSEQUENT EVENTS: On January 1, 1999, SunAmerica Inc., pursuant to the terms of an agreement entered into with American International Group, Inc. ("AIG"), merged with and into AIG, and consequently, SunAmerica Asset Management Corp. ("SAAMCo"), which acts as Business Manager of the Fund, became an indirect wholly owned subsidiary of AIG. In connection therewith on January 1, 1999, SAAMCo entered into a new Business Management Agreement with the Fund. The new agreement has no effect on the fees or expenses payable by the Fund or its shareholders.

---------------------

[ARROW UP]
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/94    $35.76       $0.19          $ 1.04         $ 1.23       $(0.25)      $(2.66)      $34.08       3.33%
             11/30/95     34.08        0.25           12.02          12.27        (0.20)       (2.65)       43.50      37.93
             11/30/96     43.50        0.18            5.10           5.28        (0.28)       (6.22)       42.28      14.02
             11/30/97     42.28        0.18            8.30           8.48        (0.21)       (6.73)       43.82      23.78
             11/30/98     43.82        0.15           10.18          10.33        (0.20)       (8.62)       45.33      25.21

                                                    International Series
             11/30/94    $12.57       $0.22          $ 0.81         $ 1.03       $(0.12)      $(0.22)      $13.26       8.17%
             11/30/95     13.26        0.26            1.11           1.37        (0.23)       (0.50)       13.90      11.18
             11/30/96     13.90        0.22            2.46           2.68        (0.46)       (0.31)       15.81      20.03
             11/30/97     15.81        0.17            1.78           1.95        (0.27)       (1.22)       16.27      13.15
             11/30/98     16.27        0.22            2.31           2.53        (0.27)       (4.44)       14.09      14.56

                                                    Growth-Income Series
             11/30/94    $28.23       $0.69          $(0.14)        $ 0.55       $(0.76)      $(1.56)      $26.46       2.00%
             11/30/95     26.46        0.71            7.46           8.17        (0.76)       (2.23)       31.64      33.47
             11/30/96     31.64        0.67            5.87           6.54        (0.77)       (2.10)       35.31      21.88
             11/30/97     35.31        0.66            6.91           7.57        (0.75)       (5.10)       37.03      24.62
             11/30/98     37.03        0.62            4.91           5.53        (0.71)       (6.80)       35.05      15.07

                                                   Asset Allocation Series
             11/30/94    $13.66       $0.58          $(0.69)        $(0.11)      $(0.62)      $(0.31)      $12.62      (0.84)%
             11/30/95     12.62        0.55            3.16           3.71        (0.68)       (0.38)       15.27      31.01
             11/30/96     15.27        0.56            2.17           2.73        (0.63)       (1.14)       16.23      19.34
             11/30/97     16.23        0.55            2.00           2.55        (0.63)       (1.65)       16.50      17.86
             11/30/98     16.50        0.55            0.98           1.53        (0.61)       (2.08)       15.34       9.28

                                                   High-Yield Bond Series
             11/30/94    $15.67       $1.24          $(1.88)        $(0.64)      $(1.49)      $(0.49)      $13.05      (4.70)%
             11/30/95     13.05        1.26            0.99           2.25        (1.56)       (0.13)       13.61      18.97
             11/30/96     13.61        1.21            0.56           1.77        (1.53)          --        13.85      14.05
             11/30/97     13.85        1.19            0.44           1.63        (1.43)          --        14.05      12.76
             11/30/98     14.05        1.22           (0.73)          0.49        (1.39)       (0.32)       12.83       3.22

                                         U.S. Government/AAA-Rated Securities Series
             11/30/94    $13.34       $0.90          $(1.43)        $(0.53)      $(1.11)      $(0.17)      $11.53      (4.17)%
             11/30/95     11.53        0.86            0.85           1.71        (1.20)       (0.06)       11.98      15.95
             11/30/96     11.98        0.80           (0.21)          0.59        (1.06)          --        11.51       5.49
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)          --        11.10       6.09
             11/30/98     11.10        0.68            0.23           0.91        (0.94)          --        11.07       8.70

                                                   Cash Management Series
             11/30/94    $11.40       $0.40          $   --         $ 0.40       $(0.33)      $   --       $11.47       3.56%
             11/30/95     11.47        0.61            0.01           0.62        (0.44)          --        11.65       5.53
             11/30/96     11.65        0.55              --           0.55        (0.82)          --        11.38       4.94
             11/30/97     11.38        0.54            0.01           0.55        (0.62)          --        11.31       5.03
             11/30/98     11.31        0.54              --           0.54        (0.83)          --        11.02       5.04

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/94   $712,602       0.55%          0.56%       33.79%
             11/30/95    897,275       0.55           0.65        23.72
             11/30/96    813,164       0.55           0.46        25.51
             11/30/97    801,230       0.54           0.44        29.01
             11/30/98    836,355       0.54           0.34        32.37
                                      International Series
             11/30/94   $259,498       1.04%          1.64%       21.68%
             11/30/95    228,134       1.05           1.95        16.79
             11/30/96    249,144       1.02           1.56        44.94
             11/30/97    223,337       1.04           0.99        47.45
             11/30/98    193,763       1.03           1.50        60.19
                                      Growth-Income Series
             11/30/94   $765,971       0.55%          2.54%       32.97%
             11/30/95    882,143       0.55           2.52        18.81
             11/30/96    919,356       0.55           2.07        23.72
             11/30/97    950,432       0.54           1.88        30.06
             11/30/98    915,994       0.54           1.76        32.42
                                    Asset Allocation Series
             11/30/94   $142,678       0.59%          4.47%       48.53%
             11/30/95    153,608       0.59           4.04        53.58
             11/30/96    153,060       0.58           3.74        40.97
             11/30/97    155,446       0.59           3.49        39.14
             11/30/98    134,069       0.58           3.56        31.43
                                     High-Yield Bond Series
             11/30/94   $127,467       0.59%          8.76%       44.97%
             11/30/95    146,590       0.59           9.66        31.64
             11/30/96    131,337       0.58           9.09        36.99
             11/30/97    118,670       0.61           8.68        64.49
             11/30/98    100,061       0.60           9.18        78.82
                          U.S. Government/AAA-Rated Securities Series
             11/30/94   $149,368       0.58%          7.42%       16.95%
             11/30/95    134,938       0.59           7.49        43.43
             11/30/96    108,852       0.59           7.03        17.12
             11/30/97     81,609       0.63           6.93        46.17
             11/30/98     79,685       0.63           6.20       163.75
                                     Cash Management Series
             11/30/94   $186,396       0.57%          3.52%          --%
             11/30/95    100,872       0.58           5.32           --
             11/30/96     89,236       0.58           4.81           --
             11/30/97     69,226       0.63           4.87           --
             11/30/98     63,826       0.63           4.91           --

---------------

@ Calculated based upon average shares outstanding

* Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

See Notes to Financial Statements

                                                           ---------------------

[ARROW UP]
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDER OF ANCHOR PATHWAY FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at November 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
January 13, 1999

---------------------

[ARROW UP]
---------------------

ANCHOR PATHWAY FUND
SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended November 30, 1998.

During the year ended November 30, 1998 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                              NET            NET             NET        QUALIFYING % FOR THE
                                                 TOTAL     INVESTMENT    SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                               DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS    RECEIVED DEDUCTION
                                               ---------   ----------   -------------   -------------   --------------------
Growth Series................................    $8.82       $0.20          $1.22           $7.40              12.41%
International Series.........................     4.71        0.27           0.33            4.11                 --
Growth-Income Series.........................     7.51        0.71           0.91            5.89              37.83
Asset Allocation Series......................     2.69        0.61           0.03            2.05              36.08
High-Yield Bond Series.......................     1.71        1.39           0.12            0.20               2.72
U.S. Government/AAA-Rated Securities
  Series.....................................     0.94        0.94             --              --                 --
Cash Management Series.......................     0.83        0.83             --              --                 --

The International Series makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended November 30, 1998 was $374,208. The gross foreign source income for information reporting is $3,036,018.

                                                           ---------------------

   [ARROW UP]
---------------------

     COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the fund's money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

                                                                             S&P 500 COMPOSITE
                                                     GROWTH SERIES                 INDEX
NOV-88                                                   10000                     10000
NOV-89                                                   14867                     13083
NOV-90                                                   13597                     12617
NOV-91                                                   17242                     15193
NOV-92                                                   20912                     17997
NOV-93                                                   24730                     19810
NOV-94                                                   25553                     20022
NOV-95                                                   35245                     27422
NOV-96                                                   40187                     35066
NOV-97                                                   49745                     45082
NOV-98                                                   62288                     55755

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

---------------------

                                                              International Series             MSCI EAFE Index
May-90                                                               10000                          10000
Nov-90                                                                9680                           9483
Nov-91                                                               10221                          10310
Nov-92                                                               10253                           9508
Nov-93                                                               13063                          11852
Nov-94                                                               14130                          13646
Nov-95                                                               15710                          14724
Nov-96                                                               18857                          16504
Nov-97                                                               21336                          16483
Nov-98                                                               24442                          19249

              ------------------------------------------------------------------

                                                              Growth-Income Series         S&P 500 Composite Index
Nov-88                                                               10000                          10000
Nov-89                                                               13294                          13083
Nov-90                                                               12288                          12617
Nov-91                                                               14886                          15193
Nov-92                                                               17271                          17997
Nov-93                                                               19402                          19810
Nov-94                                                               19791                          20022
Nov-95                                                               26415                          27422
Nov-96                                                               32196                          35066
Nov-97                                                               40122                          45082
Nov-98                                                               46168                          55755

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

                                                                                                  Salomon Smith Barney
                                                                          S&P 500 Composite      Investment Grade Bond
                                              Asset Allocation Series           Index                    Index
May-89                                                 10000                    10000                    10000
Nov-89                                                 11000                    11532                    11076
Nov-90                                                 10827                    11120                    11923
Nov-91                                                 12847                    13391                    13640
Nov-92                                                 14620                    15863                    14882
Nov-93                                                 16192                    17461                    16518
Nov-94                                                 16056                    17648                    16016
Nov-95                                                 21035                    24170                    18868
Nov-96                                                 25104                    30908                    19997
Nov-97                                                 29586                    39735                    21511
Nov-98                                                 32332                    49142                    23551

              ------------------------------------------------------------------

                                                                        Salomon Smith Barney     Salomon Smith Barney
                                                                        Long-Term High-Yield    Investment Grade Bond
                                              High-Yield Bond Series           Index                    Index
Nov-88                                                10000                    10000                    10000
Nov-89                                                10886                     9979                    11422
Nov-90                                                10889                     8978                    12295
Nov-91                                                14074                    12904                    14066
Nov-92                                                16053                    15379                    15346
Nov-93                                                18691                    18540                    17034
Nov-94                                                17812                    17758                    16516
Nov-95                                                21191                    22729                    19457
Nov-96                                                24167                    25002                    20621
Nov-97                                                27251                    29107                    22183
Nov-98                                                28128                    32045                    24287

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

---------------------

                                                                                                       SALOMON SMITH BARNEY
                                                              U.S. GOV'T/AAA-RATED SECURITIES            TREASURY/GOV'T-
                                                                           SERIES                    SPONSORED/MORTGAGE INDEX
                                                              -------------------------------        ------------------------
11/88                                                                      10000                              10000
11/89                                                                      11173                              11427
11/90                                                                      11971                              12348
11/91                                                                      13598                              14067
11/92                                                                      14939                              15308
11/93                                                                      16818                              16909
11/94                                                                      16117                              16425
11/95                                                                      18688                              19240
11/96                                                                      19714                              20379
11/97                                                                      20914                              21915
11/98                                                                      22734                              23998

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------
                                                                            A-41